UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

As Revised

Shareholder Letter

December 2016

Dear Fellow Shareholder,

I believe we are standing at the front end of a long term shift in how risk is held. Historically, risk has been held by a relatively small group of very large (re)insurers (e.g., hurricane risk), investment banks (e.g., market making risk), and commercial banks (e.g., credit risk). That is, by a tiny number of gigantic balance sheets. In the future, through Stone Ridge and others, I believe these risks will be held directly by individuals – that is, by a gigantic number of tiny balance sheets. Benefitting all. Radically diversifying risk holding may represent the single biggest, one-way force for good that finance will deliver for the world in our lifetimes. Stone Ridge and you, our investors, might even end up leading that shift – a multi-decade journey we can enjoy together.

Pioneering “just in time equity”, Stone Ridge enables our select risk sharing partners in the reinsurance, market making, and alternative lending industries to increasingly say “yes” to their clients while holding less equity, competitively elevating their ROEs, and steadily de-risking the financial system in the process. Over the last four years, through the eyes of these partners, I’ve watched Stone Ridge capital morph from a curiosity item into a competitive advantage. Perhaps, eventually, into a competitive necessity. Evolution happens slowly. Then it happens very, very fast.

As Stone Ridge cooperatively unlocks profitable business lines historically buried within financial institutions, we simultaneously empower our investors to access valuable P&L streams that can diversify traditional portfolios. Working with our risk sharing partners, Stone Ridge has produced $1.4 billion in trading profits since our first funds were fully invested in July 2013. As our partnerships strengthen, the P&L gets better: $96 million in 2013, $252 million in 2014, $386 million in 2015, and $643 million in 2016, with profitability in 93% of months since July 2013 and 13 out of 14 months the S&P 500 was negative.

In 2016, while executing our risk sharing vision, we exhibited more intentionality around how we work. In the process, we strengthened three distinct cultural characteristics that distinguish our firm: work hard, work deep, work gratefully.

WORK HARD

At Stone Ridge, creativity is never a single eureka moment. Each new idea starts small and we try to build it into a big idea, one brick at a time. Most of the time, without success. In recruiting we don’t screen for enthusiasm. We screen for endurance.

Thus, flourishing at our firm requires an enormous capacity for very hard work. The phrase “it’s not how hard you work, it’s how smart you work” doesn’t apply at Stone Ridge. It’s how hard you work.

I’ve never really viewed myself as particularly talented. Where I excel is ridiculous, sickening work ethic. The only thing I see that is distinctly different about me is: I’m not afraid to die on a treadmill. I will not be outworked, period. You might have more talent than me, you might be smarter than me, you might be sexier than me. You might be all of those things. You got it on me in nine categories. But if we get on the treadmill together, there’s two things: You’re getting off first, or I’m going to die. It’s really that simple.

– Will Smith (>$10 billion in global box office sales)

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

On May 9th, revelations about internal violations at Lending Club, and the CEO’s resignation, shook the nascent alternative lending industry to its foundation. At the time of the announcement, Stone Ridge had $1.3 billion of initial investor capital lined up for the imminent launch of LENDX, our alternative lending fund. Because Lending Club was slated to be one of LENDX’s eight important platform relationships at launch, the entire LENDX PM team immediately decided to visit Lending Club in person and re-underwrite their entire organization. In parallel, we arranged calls with every RIA firm investing in LENDX to share our diligence game plan and answer questions. We considered hosting one big, investor group call – far easier and more efficient for us – but ultimately rejected that approach. Instead, 74 separate back-to-back client calls over two days tested our endurance (and vocal cords), but provided our investors with the individual attention they deserve. Our team then flew out to Lending Club’s San Francisco offices to dig in, prepared to walk away from the relationship.

In San Francisco, we insisted on structuring the meetings as “one executive at a time” including, separately, the 1) Chairman, 2) CEO, 3) Head of Audit/CCO, 4) General Counsel, 5) CFO, 6) CIO, and 7) Head of Credit. Each of those sessions was intense and our overall process was appropriately invasive. In the end, we came away more impressed, not less, with Lending Club’s culture of compliance, controls, and operational excellence.

We followed up our trip by calling those same 74 investors to review our diligence findings in detail. On those calls, we also shared that, based in part on what we learned in diligence, Stone Ridge would be doubling its own investment in LENDX. We then proceeded to buy $955 million of Lending Club loans between June and late-December.

Today, the folks at Lending Club are back on their feet and thriving. We are proud to have played a part, especially during their darkest hour. And, since its inception June 1, LENDX is up materially at a time when traditional fixed income and muni exposure – what LENDX replaced in our investors’ portfolios – destroyed wealth.1

The turn of events at Lending Club tested whether or not we were willing to die on a treadmill. We were. Our team proved its burst capacity for very hard work, gave LENDX life, and, in seven short months, enabled 130,000 loan recipients to bet on themselves – the most American of all traits – propelling our economy forward.

WORK DEEP

Hard work is a necessary, but not sufficient condition for successful productivity at Stone Ridge. Focus, a core principle of our firm, is equally critical. Now in our fifth year, we’ve only done three things: reinsurance, variance risk premium, and alternative lending. That pace feels good to me. Innovative breakthroughs – never guaranteed – require intense concentration without distraction for long periods of time. Simplicity helps. So does saying no to virtually all new opportunities.

In Deep Work, the brilliant Cal Newport contrasts Shallow Work and Deep Work:

Shallow Work: non-cognitively demanding, logistical style tasks, often performed while distracted. These efforts tend to not create much new value in the world and are easy to replicate.

Deep Work: professional activities performed in a state of distraction-free concentration that push your cognitive capabilities to their limit. These efforts create new value, improve your skill, and are hard to replicate.

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

Popular culture is shifting shallow. Social media, 500 TV channels, ceaseless FOMO. Work culture is also shifting shallow. IM, Slack, email, the incessant “need” to always be connected, responding to irrelevancies within seconds. However, the shift shallow creates opportunity for those willing to resist and train in depth.

We train in depth at Stone Ridge. I wake up every day between 4am and 5am to be in quiet, pursuing mastery of professional tasks I love. I’m not on social media – no Facebook, no Instagram, no LinkedIn. I don’t use voicemail and my sporadic use of email comes at the cost of occasionally missing important messages that roll off the screen. But the reward is more time in a flow state, cultivating craftsmanship, teetering on creativity.

Deep Work requires bravery. There’s an uneasiness that surrounds any effort to produce the best you’re capable of producing – what if it’s not good enough? In 2015, on the back of early morning Deep Work sessions, we introduced the concept of Antifragile at Stone Ridge and, in 2016, we built upon it. Coined by Nassim Taleb, something Antifragile goes beyond resiliency, which means surviving shocks. For something Antifragile, shocks actually make it stronger. Firms are fragile. Could Stone Ridge become Antifragile? For our reinsurance franchise, the solution is SRPEX.

In 2016, the Stone Ridge Post-Event Reinsurance Fund (SRPEX) went from concept to reality. SRPEX activates and takes in client assets only after industry-changing disasters, the same kind of “CNN events” that will cause our Reinsurance Funds to have material drawdowns. Historically, such industry-changing events (e.g., devastating hurricanes Dennis, Emily, Katrina, Rita, and Wilma occurred during four consecutive months in 2005) have caused post-event reinsurance yields to increase considerably the following renewal season. Upon triggering, SRPEX will be the sole channel to access the Stone Ridge Reinsurance Funds. SRPEX, available only to existing clients at the time of its activation, does not charge additional management fees or expenses.2

How can a fund with no assets, charging no fees, help a firm, its clients, and its reinsurance partners become Antifragile? For clients, SRPEX means access to valuable post-event capacity with the largest global reinsurers, so long-term wealth creation becomes Antifragile. For our reinsurance partners, SRPEX means balance sheet security and the ability to play post-event offense, so their capital structure becomes Antifragile. For Stone Ridge, SRPEX means post-event AUM goes up, not down, so our firm becomes Antifragile. Working deep, Stone Ridge conceived of and created SRPEX, which currently has $2 billion of investor capital lined up, waiting for the opportunity.

WORK GRATEFULLY

Gratitude has been a foundational element of Stone Ridge since its inception, but this year it soaked even deeper into the cracks of the organization. My personal philosophy on gratitude mirrors my philosophy on sweeping the floor. Just because I’ve done it once, doesn’t mean my floor is clean forever. Every day the dust comes back and every day I must sweep. Every day we must be grateful.

Practicing gratitude – really, actually practicing it – helps keep our feet on the ground in the face of accelerating business success. Everyone experiences failures and adversity. We’re all subject to the rules of gravity and averages. However, our team doesn’t let externals determine value. It’s on us. We let the satisfaction of doing great work be enough, period.

The reality is that lack of gratitude – ego – is the enemy of what we want and what we have. Of mastering a craft. Of real creative insight. Of working well with others. Of building loyalty and support. Of repeating and retaining success. Ego repulses advantages and opportunities. It’s a magnet for enemies and errors.

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

Gratitude and sobriety – staying in command of ourselves – is the counterweight that can balance success. Especially as things keep getting better. It requires a strong constitution to withstand repeated attacks of prosperity and not change. At Stone Ridge, one of our best defenses is staying radically private. We fight the impulse to seek recognition because talking and doing compete for the same resources. We’ve had a “no press policy” since the firm’s founding, which I consider a sustainable business advantage. Unpretentiousness will remain a cornerstone of our culture. If we want to live happy, let’s live hidden. We can simply be grateful in private.

HEALTH WARNING: WHAT WE DO IS VERY RISKY

2016 was far from a smooth ride and, given the diversity of our risk exposures, no year ever will be. Our reinsurance portfolios took many hits in 2016, including the Fort McMurray wildfires, Hurricane Matthew, and a magnitude 7.8 earthquake in New Zealand. Our Variance Risk Premium (VRP) franchise suffered from three material volatility spikes due to the worst first six calendar weeks for US equity markets in history, Brexit, and the US election. Yet across all products, Stone Ridge delivered ten positive months and $643 million of trading profits in 2016.

Since inception, 44 of our 47 months have been profitable. That’s absolutely unsustainable. Our performance since inception materially understates the true risk of our strategies. In particular, historical volatility is an often misleading and always incomplete measure of risk for any strategy, but especially for those involving insurance-related investments. Do not get lulled into a false sense of security when looking at the consistency of our past results. In future years, there will be tragic earthquakes and hurricanes. There will be market crashes and credit crises. Our risk management goal is to have a very bad quarter or year, not a bad decade.

Stone Ridge is most proud of the 50/50 partnership we have with you, our clients. We are on the path together. You contribute the capital necessary to sustain and propel groundbreaking product development. We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management. Together it works. In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year. We look forward to serving you again in 2017.

Sincerely,

Ross L. Stevens

Founder, CEO

1.	Traditional Fixed Income is referring to Barclays US Aggregate Index, which is a broad-based benchmark measuring investment grade USD denominated fixed-rate taxable bond market. This is widely recognized to be a key fixed income benchmark. Muni exposure is referring to Bloomberg Barclays US Municipal Bonds index, which tracks USD denominated long-term tax exempt bond market. It is not possible to invest in an index.

In the time period referenced (June 1 – December 27, 2016), the Barclays US Aggregate index returned -2.64% and the Barclays US Municipal Bond index returned -4.66%. The LENDX return during the period of this report (inception on June 1, 2016 to October 31, 2016) is 7.25%.

There are a number of differences between LENDX, on the one hand, and the Barclays US Aggregate and Barclays US Municipal Bond indices, on the other hand. LENDX invests in alternative lending securities, while the Barclays US Aggregate index is focused on investment grade Treasuries, government and corporate bonds, and Mortgage/Asset/or Commercial Mortgage backed securities, and the Barclays US Municipal Bond index is focused only on municipal bonds. The risks and liquidity of the different assets are different. For example, alternative lending securities may be impacted more by macroeconomic conditions, whereas government and corporate bonds may be impacted more by the financial condition of the specific borrower. Alternative lending securities may be less liquid than the debt securities tracked by the Barclays US Aggregate and Barclays US Municipal Bond indices. The tax treatment may also be different among the different securities.

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

LENDX has 3.78% gross expense ratio while the indices are not investable and do not have fees or expenses. LENDX is an interval fund and has quarterly liquidity.

2.	The Adviser has agreed to permanently waive all management fees payable by the Fund that are attributable to assets of the Fund invested in SRRIX. In addition, at least through the one-year anniversary of the date the Fund commences investment operations, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees and expenses (including all fees and expenses of the Reinsurance Interval Fund); taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annualized amount of such expenses to 0.00% of the average daily net assets of the Fund. The total expense ratio of SRPEX is therefore expected to simply be the expense ratio of SRRIX.

Standardized returns as of most recent quarter-end (12/31/16): for Stone Ridge Alternative Lending Risk Premium Fund (LENDX) since inception (6/1/16)=8.58%; for Stone Ridge All Asset Variance Risk Premium Fund (AVRPX) 1Yr=7.64%; since inception (4/13/15)=7.37%; for Stone Ridge Reinsurance Risk Premium Interval Fund (SRRIX) 1Yr=6.38%; since inception (12/9/13)=8.20%; for Stone Ridge Reinsurance Risk Premium Fund (SREIX) 1Yr=6.93%; since inception (2/1/13)=6.31% (SREIX was reorganized with and into SHRIX effective 12/5/16); for Stone Ridge High Yield Reinsurance Risk Premium Fund (SHRIX) 1Yr=6.73%; since inception (2/1/13)=7.00%; for Barclays US Aggregate 1Yr=2.65%, 5Yr=2.23%, 10Yr=4.34%; for Bloomberg Barclays US Municipal Bond Index 1Yr=0.25% 5Yr=3.28%, 10Yr=4.24%; for S&P500 1Yr=11.95%, 5Yr=14.63%, 10Yr=6.94%; for Stone Ridge U.S. Large Cap Variance Risk Premium Fund (VRLIX) 1Yr=6.81%, since inception (5/1/13)=7.55%; for Stone Ridge U.S. Small Cap Variance Risk Premium Fund (VRSIX) 1Yr=6.90%, since inception (5/1/13)=6.37%; for Stone Ridge International Developed Markets Variance Risk Premium Fund (VRFIX) 1Yr=3.79%, since inception (2/11/14)=2.22%; for Stone Ridge Emerging Markets Variance Risk Premium Fund (VRMIX) 1Yr=2.57%, since inception (2/11/14)=-2.87%; for Stone Ridge US Variance Risk Premium Master Fund (VRPIX) 1Yr=6.66%, since inception (5/22/13)=6.73%; for Stone Ridge International Variance Risk Premium Master Fund (VRIIX) 1Yr=3.10%, since inception (2/11/14)=0.18%; for Stone Ridge Global Equity Variance Risk Premium Fund (VRGIX) 1yr=4.91%, since inception (11/14/14)=2.22%. Returns reflect the reinvestment of dividends and other earnings. Fund returns are net of management fees and other expenses and are annualized, except where performance is shown for a period of one year or less. Indices are not investable and do not reflect any fees or transaction costs. As a result of economic incentives received from platforms that may not be repeated, performance for LENDX was unusually strong for the period shown and should not be extrapolated to future months.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end for all the Funds may be obtained by calling 855-609-3860. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. Performance reflects management fees and other Fund expenses.

LENDX, AVRPX, SRRIX, and SPREX are closed-end interval funds. The rest of the funds are open-end funds.

Gross expense ratios as stated in the relevant prospectus: SRRIX 2.42%, SREIX 1.65%, SHRIX 1.69%, AVRPX 2.73%, VRLIX 1.54%, VRSIX 1.56%, VRFIX 1.94%, VRMIX 2.09%, VRPIX 1.67%, VRIIX 2.44%, VRGIX 2.22%, LENDX 3.78%. Please see the financial highlights section of each Fund’s shareholder report for more recent expense ratios.

The Stone Ridge Funds consist of the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

Reinsurance Fund”), the Stone Ridge Post-Event Reinsurance Fund (the “Post-Event Fund”), the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Interval Fund” and, together with the Reinsurance Fund, the High Yield Reinsurance Fund, and the Post-Event Fund the “Reinsurance Funds”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund” and, together with the U.S. Large Cap VRP Fund and the U.S. Small Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”), the Stone Ridge International Variance Risk Premium Master Fund (the “International VRP Master Fund”), the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global VRP Master Fund” and, together with the Developed Markets VRP Fund, the Emerging Markets VRP Fund, and the International VRP Master Fund, the “International VRP Funds”), the Stone Ridge All Asset Variance Risk Premium Fund (the “AVRPX Fund” and, together with the U.S. VRP Funds and the International VRP Funds, the “VRP Funds”) and the Stone Ridge Alternative Lending Risk Premium Fund (the “Alternative Lending Fund” and, together with the Reinsurance Funds and the VRP Funds, the “Funds”).

The Funds are sold to (i) institutional investors, including registered investment advisers (“RIAs”), that meet certain qualifications and have completed an educational program provided by Stone Ridge Asset Management LLC (the “Adviser”); (ii) clients of such institutional investors; and (iii) certain other eligible investors (as described in the relevant prospectus). Investors should carefully consider the Funds’ risks and investment objectives, as an investment in the Funds may not be appropriate for all investors and the Funds are not designed to be a complete investment program. There can be no assurance that the Funds will achieve their investment objectives. An investment in the Funds involves a high degree of risk. It is possible that investing in a Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. Before investing in a Fund, an investor should read the discussion of the risks of investing in the Fund in the relevant prospectus.

Holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.

Investing in funds involves risks, as does all investing. Principal loss is possible.

Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. A Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by a Fund. A Fund’s use of derivatives as part of its principal investment strategy to sell protection against the volatility of various underlying investments involves the risk that, if the volatility of the underlying investments is greater than expected, the Fund will bear losses to the extent of its obligations under the relevant derivative contracts, which may not be outweighed by the amount of any premiums received for the sale of such derivative instruments. The use of derivatives involves risks that are in

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and credit risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in a Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing a Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct. When a call option is exercised, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. When a put option is exercised, a Fund may be required to take delivery of an underlying instrument that it does not want to have in its portfolio, while paying a price for that security in excess of its current market price, or to make a cash payment equal to any depreciation in the value of the underlying instrument below the strike price of the put option. Accordingly, the potential losses from writing options can be substantial.

The value of equity instruments to which a Fund is exposed may fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.

Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including differences in accounting,

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

auditing and financial standards; less government supervision and regulation; currency risk; risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments; less publicly available information; less volume in foreign markets; increased costs of transacting in foreign markets. These risks are heightened in emerging markets.

Event-linked bonds, catastrophe bonds and other reinsurance-related securities carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, a Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. The reinsurance-related securities in which the Funds invest are considered “high yield” or “junk bonds.”

The reinsurance industry relies on risk modeling to analyze potential risks in a single transaction and in a portfolio of transactions. The industry uses the models of two independent risk modeling firms, RMS and AIR. Some firms may use their own internal, proprietary risk models in addition to RMS and AIR models. The models are based on probabilistic simulations that generate thousands or millions of potential events based on historical data, scientific and meteorological principles and extensive data on current insured properties. Every cat bond and quota share trade comes with a set of risk analytics and statistics. Cat bonds are all modeled by either RMS or AIR and the full set of risk statistics are provided in the offering circular. Quota shares are all modeled by RMS, AIR and/or the sponsor, and all the risk statistics are also provided.

Expected loss refers to the estimated annual loss as a percentage of the principal. This is calculated by the risk modeling firms using the results of thousands or millions of simulations. Median loss is a related term that refers to the estimated median loss in the thousands or millions of simulations that the risk modeling firms run for an asset or portfolio.

The value of the Alternative Lending Fund’s investments in whole loans and other alternative lending-related securities, such as shares, certificates, notes or other securities representing an interest in and the right to receive principal and interest payments due on whole loans or fractions of whole loans, is entirely dependent on the borrowers’ continued and timely payments. If a borrower is unable or fails to make payments on a loan for any reason, the Alternative Lending Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Alternative Lending Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower. If the Alternative Lending Fund were unable to recover unpaid principal or interest due, this would cause the Alternative Lending Fund’s net asset value to decrease. Many of the Alternative Lending Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. The Alternative Lending Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. Even if a loan in which the Alternative Lending Fund has investment exposure is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with the defaulting loan. It is possible that the same collateral could secure multiple loans, in which case the liquidation proceeds of the collateral may be insufficient to cover the payments due on all the

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

loans secured by that collateral. The Alternative Lending Fund may have limited knowledge about the underlying loans and will be dependent upon the platform for information regarding underlying loans. Although the Alternative Lending Fund conducts diligence on the platforms, the Fund generally does not have the ability to independently verify the information provided by the platforms, other than payment information regarding loans and other alternative lending-related securities owned by the Alternative Lending Fund, which the Fund will observe directly as payments are received. Platforms may not have an obligation to update borrower information, and, therefore, the Fund may not be aware of any impairment in a borrower’s creditworthiness subsequent to the making of a particular loan. Although the Alternative Lending Fund conducts diligence on the credit scoring methodology used by platforms from which the Fund purchases alternative lending-related securities, the Fund typically will not have access to all of the data that platforms utilize to assign credit scores to particular loans purchased directly or indirectly by the Fund, and will not independently diligence or confirm the truthfulness of such information or otherwise evaluate the basis for the platform’s credit score of those loans. The default history for alternative lending borrowing arrangements is limited and future defaults may be higher than historical defaults.

In general, the value of a debt security is likely to fall as interest rates rise. Below-investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The Alternative Lending Fund’s investments in securitization vehicles or other special purpose entities that hold alternative lending-related securities (asset-backed securities) may involve risks that differ from or are greater than risks associated with other types of investments.

The Alternative Lending Fund may invest directly or indirectly in the alternative lending-related securities of foreign issuers. Such investments may involve risks not ordinarily associated with exposure to alternative lending-related securities of U.S. issuers. The foreign alternative lending industry may be subject to less governmental supervision and regulation than exists in the U.S.; conversely, foreign regulatory regimes applicable to the alternative lending industry may be more complex and more restrictive than those in the U.S., resulting in higher costs associated with such investments, and such regulatory regimes may be subject to interpretation or change without prior notice to investors, such as the Alternative Lending Fund. Foreign platforms may not be subject to accounting, auditing, and financial reporting standards and practices comparable to those in the U.S. Due to difference in legal systems, there may be difficulty in obtaining or enforcing a court judgment outside the U.S. For example, bankruptcy laws may differ across the jurisdictions in which the Fund may invest and it may be difficult for the servicer to pursue borrowers who borrow through non-U.S. platforms. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Alternative Lending Fund. The Alternative Lending Fund’s investments in foreign securities may be subject to risks of increased transaction costs, potential delays in settlement or unfavorable differences between the U.S. economy and foreign economies. The Alternative Lending Fund’s exposure to alternative lending-related securities issued by foreign issuers may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. As described further under “Currency Risk,” fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Alternative Lending Fund’s investments in alternative lending-related securities of foreign issuers. The Alternative Lending Fund is unlikely to be able to pass through to its shareholders foreign income tax credits in respect of any foreign income taxes it pays.

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

Some Funds may obtain financing to make investments and may obtain leverage through derivative instruments or asset-backed securities that afford the Fund economic leverage. Therefore, such Funds are subject to leverage risk. Leverage magnifies a Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in a Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

The Funds may invest in illiquid or restricted securities, which may be difficult or impossible to sell at a time that a Fund would like or at the price that a Fund believes the security is currently worth.

Each Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code. In order to qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income. A Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Fund’s ability to qualify for such treatment.

If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Internal Revenue Code for any reason, and were unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

For additional risks, please refer to the prospectus.

The Reinsurance Funds, the International VRP Funds, the AVRPX Fund and the Alternative Lending Fund are classified as non-diversified under the 1940 Act. Accordingly, these Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that these Funds invest a higher percentage of their assets in the securities of a single issuer, they are subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

The AVRPX Fund and the Alternative Lending Fund each has a limited history of operations and is designed for long-term investors and not as a short-term trading vehicle.

The Post-Event Fund is a newly organized closed-end management investment company with no history of operations and is designed for long-term investors and not as a short-term trading vehicle. The Reinsurance Interval Fund has a limited history of operations and commenced investment operations on December 9, 2013.

Diversification does not assure a profit or protect against a loss in a declining market.

The Reinsurance Interval Fund, the AVRPX Fund, the Alternative Lending Fund and the Post-Event Fund have an interval fund structure pursuant to which each Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”),

Stone Ridge Funds	Annual Report	October 31, 2016

Shareholder Letter

subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25% of the relevant Fund’s outstanding shares. Repurchase offers are currently expected to be 5% for the Reinsurance Interval Fund, the Alternative Lending Fund and the Post-Event Fund and 10% for the AVRPX Fund. In connection with any given repurchase offer, it is possible that a Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. The Funds’ shares are not listed and the Funds do not currently intend to list their shares for trading on any national securities exchange. There is not expected to be any secondary trading market in these shares. The shares are, therefore, not marketable. Even though the Funds will make quarterly repurchase offers to repurchase a portion of the shares to try to provide liquidity to shareholders, you should consider the shares to be illiquid.

The information provided herein should not be construed in any way as tax, capital, accounting, legal or regulatory advice. Investors should seek independent legal and financial advice, including advice as to tax consequences, before making any investment decision.

Opinions expressed are subject to change at any time, and are not guaranteed and should not be considered investment advice.

Return on equity (ROE): A measure of a corporation’s profitability. Represents average return on equity on the securities in the portfolio, not the actual return on equity on the portfolio.

P&L: stands for “profit and loss”

RIA: stands for “Registered Investment Adviser”

AUM: stands for “Assets Under Management”

FOMO: stands for “Fear of Missing Out”

IM: stands for “instant messaging”

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest in an index.

The “Work Gratefully” section is inspired by Ego is the Enemy, by Ryan Holiday, select phrases used with permission of the author.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The relevant prospectus contains this and other important information about the investment company, and it may be obtained by calling 855-609-3860. Read it carefully before investing. You can obtain the Funds’ most recent periodic reports and certain other regulatory filings by calling 855-609-3860 or visiting www.stoneridgefunds.com.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Stone Ridge Funds	Annual Report	October 31, 2016

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Industrials	$128,187	0.0%

Energy	104,750	0.0%

Health Care	96,729	0.0%

Other(1)	970,061,726	100.0%
	$970,391,392

(1)	Cash, cash equivalents, and other assets less liabilities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

FUND PERFORMANCE DATA (Unaudited)

Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2016)
	1-Year Period (10/31/16)	Since Inception (4/2/15)
Stone Ridge All Asset Variance Risk Premium Fund	6.15%	5.86%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.31%	0.20%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Stone Ridge All Asset Variance Risk Premium Fund is designed to capture the returns of the variance risk premium across equities, credit, foreign exchange, interest rates, commodities, volatility, and other asset classes. For the 12 months ended October 31, 2016, total returns were 6.15%. The Fund’s performance is almost entirely based on derivatives. Performance is materially affected by one primary factor: exposure to the variance risk premium, which exists when the net premiums received by a seller of options and other derivatives, such as the Fund, exceed the net losses suffered on the resulting portfolio of derivative positions and hedges. The Fund’s performance is positively impacted by a positive variance risk premium. The variance risk premium is generally more likely to be positive during periods in which the “realized volatility” – the volatility actually experienced – is lower than the “implied volatility” – the expected level of volatility implied by an option’s price. The fund’s exposures span many asset classes, creating breadth of exposure, and so gains and losses are not strongly concentrated in a small number of asset classes and are generally distributed among the various asset classes. Periods of positive performance for the Fund, such as the most recently completed fiscal year, correspond to periods when the combination of variance risk premium exposure and hedges is positive. Periods of negative performance correspond to periods when the combination of variance risk premium exposure and hedges is negative.

Stone Ridge Funds	Annual Report	October 31, 2016

The accompanying footnotes are an integral part of these Consolidated Schedule of Investments.

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 0.0%

Capital Goods - 0.0%
Boeing Co.	900	$128,187

Energy - 0.0%
Chevron Corp.	1,000	104,750

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Bristol-Myers Squibb Co.	1,900	96,729

TOTAL COMMON STOCKS (Cost $330,246)		329,666

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 3.1%

Call Options - 0.0%
CBOE Volatility Index, Expires: 11/16/16, Strike Price: $17.00	390	75,075
Switzerland SMI Index, Expires: 11/18/16, Strike Price: $8050.00	91	22,806

		97,881

Put Options - 2.9%
CBOE Nasdaq 100 Index, Expires: 12/16/16, Strike Price: $4750.00	450	4,191,750
CBOE S&P 500 Index, Expires: 12/16/16, Strike Price: $2125.00	1,300	5,928,000
CBOE Volatility Index, Expires: 11/16/16, Strike Price: $16.00	340	38,250
DAX Index, Expires: 03/17/17, Strike Price: $10350.00	800	1,698,447
Euro Stoxx 50 Index, Expires: 03/17/17, Strike Price: $2950.00	2,800	3,565,508
FTSE 100 Index, Expires: 03/17/17, Strike Price: $6700.00	800	2,056,329
Japan Nikkei Index, Expires: 12/08/17, Strike Price: $16000.00	700	6,741,680
Russell 2000 Index, Expires: 12/16/16, Strike Price: $1210.00	1,000	4,115,000

		28,334,964

	NOTIONAL VALUE	FAIR VALUE
OTC Call Options - 0.1%
Korean Won, Expires: 11/16/16, Strike Price: $1165.00	40,000,000	161,200

	NOTIONAL VALUE	FAIR VALUE
OTC Call Options - 0.1% (continued)
Norwegian Krone, Expires: 11/10/16, Strike Price: $9.15	50,000,000	$99,073

		260,273

OTC Put Options - 0.0%
Brazilian Real, Expires: 11/01/16, Strike Price: $3.18	50,000,000	73,500

		73,500

Payer Swaptions - 0.1%
CDX.HY, Expires: 11/16/16, Strike Price: $103.00	350,000,000	723,800
CDX.IG, Expires: 11/16/16, Strike Price: 90.00 bps	1,250,000,000	320,000

		1,043,800

TOTAL PURCHASED OPTIONS (Cost $44,777,590)		29,810,418

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.0%

Money Market Funds - 16.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.27% (b)	31,226,401	31,226,401
First American Government Obligations Fund - Class Z - 0.24% (b)	42,895,459	42,895,459
First American Treasury Obligations Fund - Class Z - 0.22% (b)	42,895,459	42,895,459
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.21% (b)	42,895,459	42,895,459

		159,912,778

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 83.5%
0.283%, 11/10/2016 (c)(d)	$50,000,000	49,996,494
0.268%, 12/08/2016 (c)(d)	62,000,000	61,983,114
0.333%, 12/08/2016 (c)(d)	20,000,000	19,993,217
0.359%, 12/22/2016 (c)(d)	40,000,000	39,979,883
0.369%, 01/26/2017 (c)(d)	25,000,000	24,982,150
0.374%, 01/26/2017 (c)(d)	100,000,000	99,928,600
0.359%, 02/02/2017 (c)(d)	20,000,000	19,982,600
0.420%, 02/09/2017 (c)(d)	100,000,000	99,910,400
0.450%, 02/16/2017 (c)(d)	120,000,000	119,884,440
0.446%, 02/23/2017 (c)(d)	60,000,000	59,938,740
0.455%, 03/02/2017 (c)(d)	78,000,000	77,909,520
0.544%, 08/17/2017 (c)(d)	40,000,000	39,823,560

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 83.5% (continued)
0.600%, 09/14/2017 (c)(d)	$57,000,000	$56,706,621
0.633%, 10/12/2017 (c)(d)	40,000,000	39,757,080

		810,776,419

TOTAL SHORT-TERM INVESTMENTS (Cost $970,554,603)		970,689,197

TOTAL INVESTMENTS (Cost $1,015,662,439) - 103.1%		1,000,829,281

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%		(30,437,889)

TOTAL NET ASSETS - 100.0%		$970,391,392

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written call options.
(b)	Rate shown is the 7-day effective yield.
(c)	All or a portion of this security is held as collateral for written put options.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P. GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
3M Co., Expires 11/18/2016, Strike Price $175.00	4	$48
3M Co., Expires 11/18/2016, Strike Price $185.00	84	504
Abbott Laboratories, Expires 11/04/2016, Strike Price $41.50	16	32
Abbott Laboratories, Expires 11/04/2016, Strike Price $42.00	152	608
Abbott Laboratories, Expires 11/11/2016, Strike Price $42.00	80	720
Abbott Laboratories, Expires 11/11/2016, Strike Price $42.50	48	504
Abbott Laboratories, Expires 11/11/2016, Strike Price $43.00	144	720
Abbott Laboratories, Expires 11/18/2016, Strike Price $42.00	48	456
Abbott Laboratories, Expires 11/18/2016, Strike Price $43.00	32	112
Abbott Laboratories, Expires 11/18/2016, Strike Price $44.00	85	170
Activision Blizzard, Inc., Expires 11/04/2016, Strike Price $46.00	14	490
Activision Blizzard, Inc., Expires 11/04/2016, Strike Price $47.00	18	333
Activision Blizzard, Inc., Expires 11/04/2016, Strike Price $48.00	33	297
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $46.00	70	3,360
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $46.50	56	1,988
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $47.00	14	399
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $47.50	28	630
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $48.00	98	1,617
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $49.50	70	490
Activision Blizzard, Inc., Expires 11/11/2016, Strike Price $50.00	14	70
Activision Blizzard, Inc., Expires 11/18/2016, Strike Price $46.00	8	456
Adobe Systems, Inc., Expires 11/18/2016, Strike Price $115.00	12	180
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $825.00	6	870
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $830.00	3	345
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $835.00	4	330
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $840.00	4	240
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $845.00	4	160
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $850.00	1	170
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $850.00	10	300
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $855.00	6	150
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $860.00	1	18
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $865.00	4	240
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $865.00	8	220
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $870.00	14	315
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $875.00	5	100
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $875.00	8	340
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $880.00	8	180

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $880.00	8	$220
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $885.00	5	75
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $885.00	9	180
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $890.00	5	75
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $890.00	2	10
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $895.00	7	193
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $895.00	8	180
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $900.00	5	25
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $900.00	4	60
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $905.00	9	225
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $905.00	9	135
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $910.00	14	140
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $910.00	8	20
Alphabet, Inc. - Class C, Expires 11/18/2016, Strike Price $915.00	2	50
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $915.00	7	175
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $920.00	11	303
Alphabet, Inc. - Class A, Expires 11/18/2016, Strike Price $925.00	9	45
Altria Group, Inc., Expires 11/04/2016, Strike Price $65.00	36	4,590
Altria Group, Inc., Expires 11/04/2016, Strike Price $65.50	22	1,947
American Express Co., Expires 11/04/2016, Strike Price $68.50	20	60
American Express Co., Expires 11/04/2016, Strike Price $69.00	30	60
American Express Co., Expires 11/04/2016, Strike Price $69.50	20	30
American Express Co., Expires 11/04/2016, Strike Price $70.00	60	120
American Express Co., Expires 11/04/2016, Strike Price $70.50	30	60
American Express Co., Expires 11/11/2016, Strike Price $70.00	60	330
American Express Co., Expires 11/11/2016, Strike Price $71.00	80	160
American Express Co., Expires 11/11/2016, Strike Price $71.50	110	165
American Express Co., Expires 11/18/2016, Strike Price $70.00	10	130
Anadarko Petroleum Corp., Expires 11/04/2016, Strike Price $65.00	9	58
Anadarko Petroleum Corp., Expires 11/04/2016, Strike Price $66.00	10	30
Anadarko Petroleum Corp., Expires 11/04/2016, Strike Price $66.50	20	40
Anadarko Petroleum Corp., Expires 11/18/2016, Strike Price $67.50	5	60
Anadarko Petroleum Corp., Expires 11/18/2016, Strike Price $70.00	5	32
Applied Materials, Inc., Expires 11/11/2016, Strike Price $29.50	73	2,774
Applied Materials, Inc., Expires 11/11/2016, Strike Price $30.00	25	487
AT&T, Inc., Expires 11/04/2016, Strike Price $39.00	136	204
AT&T, Inc., Expires 11/04/2016, Strike Price $39.50	136	204
AT&T, Inc., Expires 11/04/2016, Strike Price $40.00	102	51
AT&T, Inc., Expires 11/11/2016, Strike Price $39.00	136	204
AT&T, Inc., Expires 11/11/2016, Strike Price $40.00	187	561
AT&T, Inc., Expires 11/11/2016, Strike Price $40.50	17	60
AT&T, Inc., Expires 11/18/2016, Strike Price $39.00	153	383
AT&T, Inc., Expires 11/18/2016, Strike Price $40.00	68	68
AT&T, Inc., Expires 11/18/2016, Strike Price $41.00	17	9
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.00	175	182,000
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.50	450	297,000
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $76.00	475	175,750
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $76.50	500	90,000
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $77.00	450	31,500
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $77.50	552	16,560
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $78.00	175	2,625
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $78.50	25	250
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $79.00	25	125
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $76.50	420	302,400
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $77.00	365	189,800
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $77.50	360	133,200
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $78.00	205	53,300
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $78.50	74	13,320

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Autodesk, Inc., Expires 11/18/2016, Strike Price $75.00	19	$1,900
Autodesk, Inc., Expires 11/18/2016, Strike Price $77.50	11	555
Autodesk, Inc., Expires 11/18/2016, Strike Price $80.00	74	1,998
Baker Hughes, Inc., Expires 11/11/2016, Strike Price $55.00	12	1,980
Baker Hughes, Inc., Expires 11/18/2016, Strike Price $55.00	108	19,710
Baker Hughes, Inc., Expires 11/18/2016, Strike Price $60.00	14	560
BB&T Corp., Expires 11/18/2016, Strike Price $40.00	32	768
Bed Bath & Beyond, Inc., Expires 11/11/2016, Strike Price $42.00	48	1,224
Bed Bath & Beyond, Inc., Expires 11/11/2016, Strike Price $42.50	80	1,800
Bed Bath & Beyond, Inc., Expires 11/11/2016, Strike Price $45.00	32	800
Bed Bath & Beyond, Inc., Expires 11/11/2016, Strike Price $45.50	32	800
Bed Bath & Beyond, Inc., Expires 11/18/2016, Strike Price $42.50	105	3,150
Bed Bath & Beyond, Inc., Expires 11/18/2016, Strike Price $45.00	41	205
Best Buy Co., Inc., Expires 11/11/2016, Strike Price $42.00	32	128
Boeing Co., Expires 11/04/2016, Strike Price $140.00	25	7,562
Boeing Co., Expires 11/04/2016, Strike Price $145.00	15	532
Boeing Co., Expires 11/18/2016, Strike Price $140.00	26	9,620
Boeing Co., Expires 11/18/2016, Strike Price $145.00	75	8,587
Boston Scientific Corp., Expires 11/18/2016, Strike Price $24.00	20	110
Bristol-Myers Squibb Co., Expires 11/04/2016, Strike Price $53.00	26	156
Bristol-Myers Squibb Co., Expires 11/04/2016, Strike Price $53.50	26	78
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $52.00	52	3,016
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $52.50	78	3,354
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $53.00	52	1,690
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $53.50	65	1,527
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $54.50	256	3,072
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $55.00	157	1,334
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $55.50	116	696
Bristol-Myers Squibb Co., Expires 11/11/2016, Strike Price $56.00	130	780
Bristol-Myers Squibb Co., Expires 11/18/2016, Strike Price $52.50	42	2,415
Bristol-Myers Squibb Co., Expires 11/18/2016, Strike Price $55.00	16	256
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $123.00	275	84,219
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $123.50	340	68,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $124.00	405	50,625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $124.50	480	39,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $125.00	475	26,719
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $125.50	415	18,156
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $126.00	390	12,187
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $126.50	345	8,625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $127.00	175	3,281
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $127.50	175	3,281
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $128.00	250	3,125
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $128.50	75	937
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.00	50	312
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.50	25	156
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $133.00	100	625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $133.50	175	1,094
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $134.00	175	1,094
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $134.50	300	1,875
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $135.00	350	2,187
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $135.50	100	625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $136.00	100	625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $136.50	242	1,512
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $137.00	75	469
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $123.50	60	47,250
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $124.00	60	39,750
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $124.50	50	27,812
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $125.00	75	34,687

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $125.50	50	$19,062
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $126.00	50	15,937
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $126.50	50	13,125
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $127.00	50	10,625
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $128.00	100	14,375
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $128.50	80	9,500
Broadcom Ltd., Expires 11/04/2016, Strike Price $180.00	40	200
Broadcom Ltd., Expires 11/04/2016, Strike Price $182.50	28	140
Broadcom Ltd., Expires 11/04/2016, Strike Price $185.00	8	100
Broadcom Ltd., Expires 11/11/2016, Strike Price $180.00	24	1,020
Broadcom Ltd., Expires 11/11/2016, Strike Price $190.00	8	200
Broadcom Ltd., Expires 11/18/2016, Strike Price $180.00	13	1,007
Broadcom Ltd., Expires 11/18/2016, Strike Price $185.00	32	640
Broadcom Ltd., Expires 11/18/2016, Strike Price $190.00	12	90
Broadcom Ltd., Expires 11/18/2016, Strike Price $195.00	5	25
Cabot Oil & Gas Corp., Expires 11/18/2016, Strike Price $26.00	285	3,562
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $76.50	375	5,625
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $77.00	560	5,600
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $77.50	485	2,425
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $78.00	401	2,005
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $78.50	225	1,125
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $79.00	100	500
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $79.50	25	125
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $76.00	110	38,500
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $76.50	130	31,200
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $77.00	340	51,000
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $77.50	315	31,500
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $78.00	240	14,400
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $78.50	75	3,375
Capital One Financial Corp., Expires 11/11/2016, Strike Price $79.00	9	40
Capital One Financial Corp., Expires 11/11/2016, Strike Price $80.00	2	10
Capital One Financial Corp., Expires 11/11/2016, Strike Price $81.00	7	35
Capital One Financial Corp., Expires 11/18/2016, Strike Price $77.50	4	108
Caterpillar, Inc., Expires 11/04/2016, Strike Price $91.00	8	76
Caterpillar, Inc., Expires 11/04/2016, Strike Price $91.50	8	80
Caterpillar, Inc., Expires 11/04/2016, Strike Price $93.00	16	160
Caterpillar, Inc., Expires 11/04/2016, Strike Price $94.00	48	480
Caterpillar, Inc., Expires 11/11/2016, Strike Price $90.50	17	59
Caterpillar, Inc., Expires 11/11/2016, Strike Price $91.00	8	16
Caterpillar, Inc., Expires 11/11/2016, Strike Price $91.50	16	32
Caterpillar, Inc., Expires 11/11/2016, Strike Price $92.00	8	40
Caterpillar, Inc., Expires 11/11/2016, Strike Price $92.50	32	64
Caterpillar, Inc., Expires 11/11/2016, Strike Price $93.00	72	720
Caterpillar, Inc., Expires 11/11/2016, Strike Price $93.50	40	400
Caterpillar, Inc., Expires 11/11/2016, Strike Price $94.00	16	152
Caterpillar, Inc., Expires 11/11/2016, Strike Price $95.00	80	760
Caterpillar, Inc., Expires 11/11/2016, Strike Price $96.00	88	836
Caterpillar, Inc., Expires 11/11/2016, Strike Price $96.50	24	240
Caterpillar, Inc., Expires 11/18/2016, Strike Price $90.00	1	10
CBOE Nasdaq 100 Index, Expires 12/16/2016, Strike Price $4750.00	450	6,583,500
CBOE S&P 500 Index, Expires 12/16/2016, Strike Price $2125.00	1,300	5,674,500
CBOE Volatility Index, Expires 11/16/2016, Strike Price $16.00	340	79,050
CBS Corp., Expires 11/11/2016, Strike Price $60.00	11	341
CBS Corp., Expires 11/18/2016, Strike Price $60.00	22	957
CBS Corp., Expires 11/18/2016, Strike Price $65.00	77	539
CenterPoint Energy, Inc., Expires 11/18/2016, Strike Price $24.00	80	1,400
CenturyLink, Inc., Expires 11/18/2016, Strike Price $31.00	20	150
CF Industries Holdings, Inc., Expires 11/04/2016, Strike Price $26.00	40	760

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CF Industries Holdings, Inc., Expires 11/04/2016, Strike Price $26.50	20	$240
CF Industries Holdings, Inc., Expires 11/04/2016, Strike Price $27.00	80	600
CF Industries Holdings, Inc., Expires 11/11/2016, Strike Price $27.50	20	350
CF Industries Holdings, Inc., Expires 11/11/2016, Strike Price $28.00	20	210
CF Industries Holdings, Inc., Expires 11/11/2016, Strike Price $29.00	20	140
Charles Schwab Corp., Expires 11/04/2016, Strike Price $33.00	20	100
Charles Schwab Corp., Expires 11/11/2016, Strike Price $33.50	20	400
Charles Schwab Corp., Expires 11/11/2016, Strike Price $34.00	20	350
Charles Schwab Corp., Expires 11/18/2016, Strike Price $33.00	20	600
Charles Schwab Corp., Expires 11/18/2016, Strike Price $34.00	20	250
Chevron Corp., Expires 11/04/2016, Strike Price $104.00	28	3,836
Chevron Corp., Expires 11/04/2016, Strike Price $105.00	91	7,098
Chevron Corp., Expires 11/04/2016, Strike Price $106.00	7	259
Chevron Corp., Expires 11/11/2016, Strike Price $105.00	50	7,200
Chevron Corp., Expires 11/11/2016, Strike Price $106.00	56	5,404
Chevron Corp., Expires 11/11/2016, Strike Price $108.00	105	3,832
Chevron Corp., Expires 11/11/2016, Strike Price $109.00	42	840
Chevron Corp., Expires 11/18/2016, Strike Price $105.00	14	2,156
Chipotle Mexican Grill, Inc., Expires 11/11/2016, Strike Price $452.50	6	630
Chipotle Mexican Grill, Inc., Expires 11/11/2016, Strike Price $457.50	2	215
Chipotle Mexican Grill, Inc., Expires 11/11/2016, Strike Price $460.00	2	140
Chipotle Mexican Grill, Inc., Expires 11/11/2016, Strike Price $465.00	1	102
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $425.00	8	120
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $430.00	5	62
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $435.00	2	20
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $440.00	6	60
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $445.00	10	75
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $450.00	8	80
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $455.00	8	60
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $460.00	10	75
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $465.00	4	20
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $470.00	6	45
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $475.00	2	10
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $480.00	12	90
Chipotle Mexican Grill, Inc., Expires 11/18/2016, Strike Price $485.00	4	210
Cisco Systems, Inc., Expires 11/04/2016, Strike Price $31.00	20	220
Cisco Systems, Inc., Expires 11/11/2016, Strike Price $31.00	20	560
Citigroup, Inc., Expires 11/04/2016, Strike Price $50.50	7	42
Citigroup, Inc., Expires 11/11/2016, Strike Price $51.00	13	221
Citigroup, Inc., Expires 11/11/2016, Strike Price $51.50	39	409
Citigroup, Inc., Expires 11/11/2016, Strike Price $52.00	65	390
Citigroup, Inc., Expires 11/11/2016, Strike Price $52.50	26	91
CME Group, Inc., Expires 11/04/2016, Strike Price $109.00	12	30
CME Group, Inc., Expires 11/04/2016, Strike Price $110.00	12	30
CME Group, Inc., Expires 11/11/2016, Strike Price $108.00	6	135
CME Group, Inc., Expires 11/11/2016, Strike Price $109.00	40	1,000
CME Group, Inc., Expires 11/11/2016, Strike Price $110.00	54	1,350
CME Group, Inc., Expires 11/11/2016, Strike Price $111.00	36	810
CME Group, Inc., Expires 11/18/2016, Strike Price $110.00	6	15
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3050.00	100	1,000
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3100.00	140	1,400
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3150.00	110	1,100
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3200.00	140	1,400
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3250.00	160	1,600
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3300.00	140	1,400
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3350.00	20	200
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $160.00	150	344,812
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $162.50	210	362,250

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $165.00	235	$295,219
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $167.50	236	211,515
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $170.00	160	99,600
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $172.50	20	8,475
Colgate-Palmolive Co., Expires 11/04/2016, Strike Price $72.50	18	117
Colgate-Palmolive Co., Expires 11/04/2016, Strike Price $73.00	18	54
Colgate-Palmolive Co., Expires 11/04/2016, Strike Price $73.50	1	2
Colgate-Palmolive Co., Expires 11/11/2016, Strike Price $73.50	45	495
Colgate-Palmolive Co., Expires 11/11/2016, Strike Price $75.00	78	390
Colgate-Palmolive Co., Expires 11/18/2016, Strike Price $75.00	48	120
Comcast Corp., Expires 11/04/2016, Strike Price $66.00	40	140
Comcast Corp., Expires 11/04/2016, Strike Price $66.50	30	105
Comcast Corp., Expires 11/04/2016, Strike Price $67.00	20	70
Comcast Corp., Expires 11/04/2016, Strike Price $67.50	30	435
Comcast Corp., Expires 11/11/2016, Strike Price $66.50	40	60
Comcast Corp., Expires 11/11/2016, Strike Price $67.50	40	420
Comcast Corp., Expires 11/11/2016, Strike Price $68.00	10	250
Comcast Corp., Expires 11/11/2016, Strike Price $68.50	10	250
Comcast Corp., Expires 11/18/2016, Strike Price $67.50	20	30
Comcast Corp., Expires 11/18/2016, Strike Price $70.00	70	140
Comerica, Inc., Expires 11/18/2016, Strike Price $55.00	25	775
ConAgra Foods, Inc., Expires 11/18/2016, Strike Price $49.00	42	2,205
ConAgra Foods, Inc., Expires 11/18/2016, Strike Price $50.00	28	770
Constellation Brands, Inc., Expires 11/18/2016, Strike Price $175.00	40	1,400
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $340.00	533	446,387
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $345.00	560	364,000
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $350.00	1,069	521,137
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $355.00	415	147,844
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $360.00	500	125,000
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $365.00	985	166,219
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $370.00	1,029	115,762
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $375.00	145	11,781
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $380.00	100	5,625
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $385.00	75	3,281
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $390.00	50	1,562
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $370.00	108	37,800
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $375.00	490	131,687
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $380.00	503	103,744
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $385.00	360	56,250
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $390.00	50	7,052
Costco Wholesale Corp., Expires 11/04/2016, Strike Price $152.50	20	230
Costco Wholesale Corp., Expires 11/04/2016, Strike Price $155.00	10	55
Costco Wholesale Corp., Expires 11/18/2016, Strike Price $155.00	20	470
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $69.00	170	84,150
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $70.00	400	120,000
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $71.00	345	62,100
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $72.00	355	37,275
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $73.00	176	11,440
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $74.00	164	7,380
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $75.00	140	4,200
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $76.00	20	400
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $71.00	120	71,400
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $72.00	330	146,850
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $73.00	245	80,850
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $74.00	250	61,250
Coty, Inc., Expires 11/04/2016, Strike Price $23.50	80	1,200
Coty, Inc., Expires 11/04/2016, Strike Price $24.00	140	1,050
Coty, Inc., Expires 11/11/2016, Strike Price $25.50	220	4,950

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Coty, Inc., Expires 11/11/2016, Strike Price $26.00	80	$1,600
Cummins, Inc., Expires 11/04/2016, Strike Price $142.00	10	100
Cummins, Inc., Expires 11/11/2016, Strike Price $144.00	19	427
Cummins, Inc., Expires 11/11/2016, Strike Price $145.00	5	112
Cummins, Inc., Expires 11/18/2016, Strike Price $145.00	18	180
CVS Health Corp., Expires 11/04/2016, Strike Price $89.00	8	60
CVS Health Corp., Expires 11/11/2016, Strike Price $90.00	16	224
CVS Health Corp., Expires 11/11/2016, Strike Price $90.50	17	229
CVS Health Corp., Expires 11/11/2016, Strike Price $91.00	9	94
CVS Health Corp., Expires 11/11/2016, Strike Price $91.50	8	60
CVS Health Corp., Expires 11/11/2016, Strike Price $92.50	16	112
CVS Health Corp., Expires 11/11/2016, Strike Price $93.00	40	140
CVS Health Corp., Expires 11/11/2016, Strike Price $93.50	56	168
CVS Health Corp., Expires 11/11/2016, Strike Price $94.00	48	240
CVS Health Corp., Expires 11/11/2016, Strike Price $94.50	56	1,400
CVS Health Corp., Expires 11/11/2016, Strike Price $95.00	16	56
CVS Health Corp., Expires 11/18/2016, Strike Price $90.00	41	1,004
CVS Health Corp., Expires 11/18/2016, Strike Price $95.00	9	27
Darden Restaurants, Inc., Expires 11/18/2016, Strike Price $67.50	10	250
DAX Index, Expires 03/17/2017, Strike Price EUR 10350.00	800	3,116,307
Deere & Co., Expires 11/04/2016, Strike Price $88.00	40	3,520
Deere & Co., Expires 11/04/2016, Strike Price $88.50	16	968
Deere & Co., Expires 11/04/2016, Strike Price $89.00	48	1,944
Deere & Co., Expires 11/11/2016, Strike Price $88.50	25	2,987
Deere & Co., Expires 11/11/2016, Strike Price $89.00	31	2,929
Deere & Co., Expires 11/11/2016, Strike Price $89.50	56	4,116
Deere & Co., Expires 11/11/2016, Strike Price $90.00	8	444
Deere & Co., Expires 11/11/2016, Strike Price $90.50	56	2,352
Deere & Co., Expires 11/18/2016, Strike Price $90.00	24	1,824
Delta Air Lines, Inc., Expires 11/04/2016, Strike Price $42.00	30	1,425
Delta Air Lines, Inc., Expires 11/04/2016, Strike Price $42.50	60	1,680
Delta Air Lines, Inc., Expires 11/04/2016, Strike Price $44.00	30	165
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $42.50	75	4,387
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $43.00	90	3,735
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $43.50	75	2,175
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $44.00	30	570
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $44.50	15	180
Delta Air Lines, Inc., Expires 11/11/2016, Strike Price $45.00	67	502
Delta Air Lines, Inc., Expires 11/18/2016, Strike Price $43.00	15	877
Devon Energy Corp., Expires 11/04/2016, Strike Price $44.00	10	20
Devon Energy Corp., Expires 11/04/2016, Strike Price $45.00	45	67
Devon Energy Corp., Expires 11/11/2016, Strike Price $45.00	3	13
Devon Energy Corp., Expires 11/11/2016, Strike Price $47.50	150	900
Devon Energy Corp., Expires 11/11/2016, Strike Price $48.50	1	3
Devon Energy Corp., Expires 11/11/2016, Strike Price $49.00	14	63
Devon Energy Corp., Expires 11/18/2016, Strike Price $44.00	15	232
Devon Energy Corp., Expires 11/18/2016, Strike Price $46.00	15	97
Devon Energy Corp., Expires 11/18/2016, Strike Price $47.00	2	8
Dollar General Corp., Expires 11/11/2016, Strike Price $70.50	30	1,875
Dollar General Corp., Expires 11/11/2016, Strike Price $71.00	20	750
Dollar General Corp., Expires 11/11/2016, Strike Price $72.00	10	300
Dollar General Corp., Expires 11/11/2016, Strike Price $72.50	17	170
Dollar General Corp., Expires 11/11/2016, Strike Price $73.00	10	200
Dollar General Corp., Expires 11/11/2016, Strike Price $73.50	20	200
Dollar General Corp., Expires 11/11/2016, Strike Price $74.00	32	320
Dollar General Corp., Expires 11/11/2016, Strike Price $74.50	30	225
Dollar General Corp., Expires 11/11/2016, Strike Price $75.00	30	75
Dollar General Corp., Expires 11/18/2016, Strike Price $70.00	10	1,150

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Dollar General Corp., Expires 11/18/2016, Strike Price $72.50	10	$350
DR Horton, Inc., Expires 11/04/2016, Strike Price $30.50	20	100
DR Horton, Inc., Expires 11/11/2016, Strike Price $30.50	40	980
DR Horton, Inc., Expires 11/11/2016, Strike Price $31.00	20	460
DR Horton, Inc., Expires 11/11/2016, Strike Price $32.00	26	247
DR Horton, Inc., Expires 11/18/2016, Strike Price $30.00	5	217
DR Horton, Inc., Expires 11/18/2016, Strike Price $32.00	60	630
Eastman Chemical Co., Expires 11/18/2016, Strike Price $70.00	73	21,535
Eastman Chemical Co., Expires 11/18/2016, Strike Price $72.50	70	10,325
Eastman Chemical Co., Expires 11/18/2016, Strike Price $75.00	30	1,875
eBay, Inc., Expires 11/04/2016, Strike Price $29.50	20	90
eBay, Inc., Expires 11/04/2016, Strike Price $30.50	20	30
eBay, Inc., Expires 11/04/2016, Strike Price $31.00	40	40
eBay, Inc., Expires 11/11/2016, Strike Price $30.00	60	540
eBay, Inc., Expires 11/11/2016, Strike Price $30.50	20	90
eBay, Inc., Expires 11/11/2016, Strike Price $31.00	20	50
eBay, Inc., Expires 11/11/2016, Strike Price $31.50	140	210
eBay, Inc., Expires 11/18/2016, Strike Price $30.00	20	310
EI du Pont de Nemours & Co., Expires 11/11/2016, Strike Price $72.00	27	364
EI du Pont de Nemours & Co., Expires 11/18/2016, Strike Price $72.50	9	189
EI du Pont de Nemours & Co., Expires 11/18/2016, Strike Price $75.00	135	945
Eli Lilly & Co., Expires 11/04/2016, Strike Price $82.00	2	5
Eli Lilly & Co., Expires 11/11/2016, Strike Price $82.50	8	72
Eli Lilly & Co., Expires 11/18/2016, Strike Price $82.50	3	39
Eli Lilly & Co., Expires 11/18/2016, Strike Price $85.00	128	896
EOG Resources, Inc., Expires 11/04/2016, Strike Price $96.50	15	405
EOG Resources, Inc., Expires 11/04/2016, Strike Price $97.00	8	176
EOG Resources, Inc., Expires 11/04/2016, Strike Price $97.50	7	129
EOG Resources, Inc., Expires 11/04/2016, Strike Price $98.00	21	325
EOG Resources, Inc., Expires 11/04/2016, Strike Price $98.50	14	175
EOG Resources, Inc., Expires 11/04/2016, Strike Price $99.00	7	101
EOG Resources, Inc., Expires 11/04/2016, Strike Price $100.00	1	19
EOG Resources, Inc., Expires 11/04/2016, Strike Price $101.00	14	217
EOG Resources, Inc., Expires 11/11/2016, Strike Price $101.00	9	162
EOG Resources, Inc., Expires 11/11/2016, Strike Price $104.00	14	147
EOG Resources, Inc., Expires 11/11/2016, Strike Price $105.00	7	98
EOG Resources, Inc., Expires 11/18/2016, Strike Price $97.50	33	1,914
EOG Resources, Inc., Expires 11/18/2016, Strike Price $100.00	43	1,247
EOG Resources, Inc., Expires 11/18/2016, Strike Price $105.00	1	14
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.105	80	20,000
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.110	60	8,250
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.115	40	3,000
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.120	370	13,875
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.125	260	6,500
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.130	195	3,656
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.135	130	1,625
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.140	335	2,094
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.145	201	1,256
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.150	175	1,094
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.155	150	937
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.160	95	594
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.115	145	103,312
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.120	250	140,625
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.125	85	37,187
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.130	175	59,062
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.135	165	43,312
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.140	40	8,000
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.150	10	1,250

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Euro Stoxx 50 Index, Expires 03/17/2017, Strike Price EUR 2950.00	2,800	$6,411,768
Euro-Bund Future, December 2016 Settlement, Expires 11/25/2016, Strike Price EUR 165.00	175	15,369
Euro-Bund Future, December 2016 Settlement, Expires 11/25/2016, Strike Price EUR 165.50	200	10,978
Exxon Mobil Corp., Expires 11/04/2016, Strike Price $88.50	8	8
Exxon Mobil Corp., Expires 11/04/2016, Strike Price $89.00	6	6
Exxon Mobil Corp., Expires 11/04/2016, Strike Price $90.00	2	1
Exxon Mobil Corp., Expires 11/04/2016, Strike Price $90.50	16	16
Exxon Mobil Corp., Expires 11/11/2016, Strike Price $89.50	64	352
Exxon Mobil Corp., Expires 11/11/2016, Strike Price $90.00	24	60
Exxon Mobil Corp., Expires 11/11/2016, Strike Price $90.50	8	20
Facebook, Inc., Expires 11/04/2016, Strike Price $133.00	10	2,665
Facebook, Inc., Expires 11/04/2016, Strike Price $134.00	5	1,105
Facebook, Inc., Expires 11/04/2016, Strike Price $135.00	10	1,825
Facebook, Inc., Expires 11/04/2016, Strike Price $136.00	10	1,475
Facebook, Inc., Expires 11/04/2016, Strike Price $137.00	20	2,330
Facebook, Inc., Expires 11/04/2016, Strike Price $138.00	8	724
Facebook, Inc., Expires 11/04/2016, Strike Price $139.00	20	1,410
Facebook, Inc., Expires 11/04/2016, Strike Price $140.00	17	892
Facebook, Inc., Expires 11/04/2016, Strike Price $141.00	11	434
Facebook, Inc., Expires 11/11/2016, Strike Price $135.00	60	12,900
Facebook, Inc., Expires 11/11/2016, Strike Price $136.00	10	1,800
Facebook, Inc., Expires 11/11/2016, Strike Price $137.00	20	2,970
Facebook, Inc., Expires 11/11/2016, Strike Price $138.00	10	1,210
Facebook, Inc., Expires 11/11/2016, Strike Price $140.00	15	1,117
Facebook, Inc., Expires 11/11/2016, Strike Price $145.00	2	44
Facebook, Inc., Expires 11/18/2016, Strike Price $135.00	22	5,269
Facebook, Inc., Expires 11/18/2016, Strike Price $140.00	9	832
Facebook, Inc., Expires 11/18/2016, Strike Price $145.00	10	320
Facebook, Inc., Expires 11/18/2016, Strike Price $150.00	20	200
Facebook, Inc., Expires 11/18/2016, Strike Price $155.00	6	24
FirstEnergy Corp., Expires 11/18/2016, Strike Price $35.00	57	1,995
FTSE 100 Index, Expires 03/17/2017, Strike Price GBP 6700.00	800	3,676,912
General Dynamics Corp., Expires 11/18/2016, Strike Price $155.00	35	2,887
General Dynamics Corp., Expires 11/18/2016, Strike Price $160.00	5	62
General Dynamics Corp., Expires 11/18/2016, Strike Price $165.00	1	2
General Mills, Inc., Expires 11/18/2016, Strike Price $62.50	33	2,574
General Mills, Inc., Expires 11/18/2016, Strike Price $65.00	1	18
General Motors Co., Expires 11/04/2016, Strike Price $33.00	20	40
General Motors Co., Expires 11/11/2016, Strike Price $33.00	160	1,360
General Motors Co., Expires 11/11/2016, Strike Price $33.50	240	1,080
General Motors Co., Expires 11/11/2016, Strike Price $34.00	140	210
General Motors Co., Expires 11/11/2016, Strike Price $34.50	40	240
General Motors Co., Expires 11/11/2016, Strike Price $35.00	20	90
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1270.00	250	490,000
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1280.00	300	456,000
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1330.00	55	23,100
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1355.00	50	11,500
Goodyear Tire & Rubber Co., Expires 11/11/2016, Strike Price $33.50	20	50
Goodyear Tire & Rubber Co., Expires 11/18/2016, Strike Price $33.00	163	815
Goodyear Tire & Rubber Co., Expires 11/18/2016, Strike Price $34.00	20	50
Halliburton Co., Expires 11/04/2016, Strike Price $49.50	15	23
Halliburton Co., Expires 11/04/2016, Strike Price $50.50	13	20
Halliburton Co., Expires 11/04/2016, Strike Price $51.00	13	26
Halliburton Co., Expires 11/11/2016, Strike Price $50.50	13	59
Halliburton Co., Expires 11/11/2016, Strike Price $51.00	26	78
Halliburton Co., Expires 11/11/2016, Strike Price $51.50	13	39
Halliburton Co., Expires 11/11/2016, Strike Price $52.00	13	20
Halliburton Co., Expires 11/11/2016, Strike Price $53.00	182	546

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Halliburton Co., Expires 11/18/2016, Strike Price $50.00	52	$832
Hanesbrands, Inc., Expires 11/18/2016, Strike Price $26.00	101	4,798
Hanesbrands, Inc., Expires 11/18/2016, Strike Price $27.00	80	1,200
Hartford Financial Services Group, Inc., Expires 11/04/2016, Strike Price $43.50	30	2,430
Hartford Financial Services Group, Inc., Expires 11/04/2016, Strike Price $44.00	45	2,048
Hartford Financial Services Group, Inc., Expires 11/11/2016, Strike Price $45.00	60	1,800
Hartford Financial Services Group, Inc., Expires 11/11/2016, Strike Price $46.00	45	405
Hartford Financial Services Group, Inc., Expires 11/18/2016, Strike Price $44.00	34	2,907
Hartford Financial Services Group, Inc., Expires 11/18/2016, Strike Price $45.00	19	722
Hasbro, Inc., Expires 11/04/2016, Strike Price $84.50	40	1,400
Hasbro, Inc., Expires 11/04/2016, Strike Price $85.00	32	720
Hasbro, Inc., Expires 11/04/2016, Strike Price $85.50	6	75
Hasbro, Inc., Expires 11/04/2016, Strike Price $86.50	8	200
Hasbro, Inc., Expires 11/11/2016, Strike Price $86.00	24	1,140
Hasbro, Inc., Expires 11/11/2016, Strike Price $87.00	24	1,140
Hasbro, Inc., Expires 11/18/2016, Strike Price $85.00	8	660
Hasbro, Inc., Expires 11/18/2016, Strike Price $87.50	48	1,560
HCA Holdings, Inc., Expires 11/04/2016, Strike Price $85.00	17	43
HCA Holdings, Inc., Expires 11/11/2016, Strike Price $85.00	8	80
HCA Holdings, Inc., Expires 11/11/2016, Strike Price $90.00	33	83
HCA Holdings, Inc., Expires 11/18/2016, Strike Price $85.00	8	100
HCA Holdings, Inc., Expires 11/18/2016, Strike Price $87.50	8	60
HCA Holdings, Inc., Expires 11/18/2016, Strike Price $90.00	16	40
Hershey Co., Expires 11/18/2016, Strike Price $100.00	21	6,773
Hershey Co., Expires 11/18/2016, Strike Price $110.00	7	70
Hess Corp., Expires 11/04/2016, Strike Price $53.50	60	90
Hess Corp., Expires 11/04/2016, Strike Price $54.00	48	48
Hess Corp., Expires 11/04/2016, Strike Price $56.00	2	5
Hess Corp., Expires 11/04/2016, Strike Price $56.50	3	8
Hess Corp., Expires 11/11/2016, Strike Price $57.50	12	132
Hess Corp., Expires 11/11/2016, Strike Price $59.00	2	19
Hess Corp., Expires 11/11/2016, Strike Price $59.50	12	114
Hess Corp., Expires 11/11/2016, Strike Price $60.00	12	108
Hewlett Packard Enterprise Co., Expires 11/04/2016, Strike Price $22.50	20	450
Hewlett Packard Enterprise Co., Expires 11/18/2016, Strike Price $23.00	10	275
Home Depot, Inc., Expires 11/04/2016, Strike Price $129.00	5	10
Home Depot, Inc., Expires 11/04/2016, Strike Price $130.00	10	5
Home Depot, Inc., Expires 11/04/2016, Strike Price $131.00	5	15
Home Depot, Inc., Expires 11/11/2016, Strike Price $132.00	20	50
Home Depot, Inc., Expires 11/18/2016, Strike Price $130.00	6	192
Home Depot, Inc., Expires 11/18/2016, Strike Price $135.00	4	16
Illumina, Inc., Expires 11/11/2016, Strike Price $145.00	40	6,800
Illumina, Inc., Expires 11/18/2016, Strike Price $145.00	27	5,940
Illumina, Inc., Expires 11/18/2016, Strike Price $155.00	5	450
Illumina, Inc., Expires 11/18/2016, Strike Price $165.00	30	1,350
International Business Machines Corp., Expires 11/04/2016, Strike Price $155.00	15	765
International Business Machines Corp., Expires 11/04/2016, Strike Price $157.50	21	189
International Business Machines Corp., Expires 11/11/2016, Strike Price $155.00	15	1,440
International Business Machines Corp., Expires 11/11/2016, Strike Price $157.50	5	158
International Business Machines Corp., Expires 11/18/2016, Strike Price $155.00	4	498
International Paper Co., Expires 11/04/2016, Strike Price $50.00	28	112
International Paper Co., Expires 11/04/2016, Strike Price $50.50	14	56
International Paper Co., Expires 11/04/2016, Strike Price $51.00	14	42
International Paper Co., Expires 11/04/2016, Strike Price $51.50	28	98
International Paper Co., Expires 11/11/2016, Strike Price $49.00	28	266
International Paper Co., Expires 11/11/2016, Strike Price $49.50	28	252
International Paper Co., Expires 11/11/2016, Strike Price $50.00	42	210
International Paper Co., Expires 11/11/2016, Strike Price $50.50	14	91

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
International Paper Co., Expires 11/11/2016, Strike Price $51.00	14	$84
International Paper Co., Expires 11/18/2016, Strike Price $50.00	42	168
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $97.50	105	7,875
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $98.00	330	16,500
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $98.50	260	8,125
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $99.00	139	3,475
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $99.50	100	1,875
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $100.00	50	625
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $100.50	50	625
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $101.00	125	781
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $101.50	125	781
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $102.00	100	625
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $102.50	100	625
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $103.00	50	313
JPMorgan Chase & Co., Expires 11/04/2016, Strike Price $69.50	10	370
JPMorgan Chase & Co., Expires 11/04/2016, Strike Price $70.00	10	180
JPMorgan Chase & Co., Expires 11/11/2016, Strike Price $71.00	44	1,056
JPMorgan Chase & Co., Expires 11/11/2016, Strike Price $71.50	20	290
JPMorgan Chase & Co., Expires 11/11/2016, Strike Price $72.00	10	75
Kellogg Co., Expires 11/18/2016, Strike Price $80.00	18	810
Kellogg Co., Expires 11/18/2016, Strike Price $85.00	9	135
Kinder Morgan, Inc., Expires 11/04/2016, Strike Price $22.00	60	60
Kinder Morgan, Inc., Expires 11/04/2016, Strike Price $22.50	80	80
Kinder Morgan, Inc., Expires 11/11/2016, Strike Price $21.50	60	600
Kinder Morgan, Inc., Expires 11/11/2016, Strike Price $22.00	20	90
Kinder Morgan, Inc., Expires 11/11/2016, Strike Price $22.50	120	300
Kinder Morgan, Inc., Expires 11/11/2016, Strike Price $23.00	100	150
Kinder Morgan, Inc., Expires 11/18/2016, Strike Price $22.00	2	18
Kohl’s Corp., Expires 11/18/2016, Strike Price $47.50	45	3,038
Kohl’s Corp., Expires 11/18/2016, Strike Price $50.00	4	100
Kohl’s Corp., Expires 11/18/2016, Strike Price $52.50	45	563
Lam Research Corp., Expires 11/18/2016, Strike Price $110.00	186	930
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $43.00	100	245,000
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $44.00	230	494,500
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $45.00	220	409,200
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $46.00	226	359,340
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $47.00	230	303,600
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $48.00	229	245,030
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $49.00	165	138,600
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $50.00	60	39,000
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $59.00	75	2,250
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $60.00	110	2,200
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $61.00	160	3,200
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $62.00	220	2,200
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $63.00	200	2,000
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $64.00	110	1,100
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $54.00	150	229,500
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $55.00	130	169,000
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $56.00	105	113,400
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $57.00	106	92,220
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $58.00	90	62,100
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $102.00	50	38,000
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $103.00	105	52,500
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $104.00	80	24,800
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $105.00	115	20,700
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $106.00	200	20,000
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $107.00	150	7,500
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $108.00	170	5,100

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $109.00	90	$1,800
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $110.00	60	600
Lockheed Martin Corp., Expires 11/04/2016, Strike Price $240.00	7	4,935
Lockheed Martin Corp., Expires 11/04/2016, Strike Price $245.00	9	2,565
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $240.00	3	2,340
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $242.50	7	4,095
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $245.00	12	4,920
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $247.50	24	6,420
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $250.00	19	2,945
Lockheed Martin Corp., Expires 11/11/2016, Strike Price $252.50	30	2,475
Lockheed Martin Corp., Expires 11/18/2016, Strike Price $240.00	6	4,950
Lockheed Martin Corp., Expires 11/18/2016, Strike Price $245.00	10	4,600
LyondellBasell Industries NV, Expires 11/18/2016, Strike Price $85.00	48	2,400
LyondellBasell Industries NV, Expires 11/18/2016, Strike Price $87.50	72	1,620
LyondellBasell Industries NV, Expires 11/18/2016, Strike Price $90.00	16	200
Macy’s, Inc., Expires 11/04/2016, Strike Price $37.00	18	513
Macy’s, Inc., Expires 11/04/2016, Strike Price $37.50	18	288
Macy’s, Inc., Expires 11/11/2016, Strike Price $39.00	18	1,053
Macy’s, Inc., Expires 11/11/2016, Strike Price $41.00	36	900
Macy’s, Inc., Expires 11/11/2016, Strike Price $42.00	69	1,035
Macy’s, Inc., Expires 11/11/2016, Strike Price $42.50	18	207
Macy’s, Inc., Expires 11/11/2016, Strike Price $43.00	84	756
Macy’s, Inc., Expires 11/18/2016, Strike Price $38.00	20	2,050
Macy’s, Inc., Expires 11/18/2016, Strike Price $39.00	2	139
Macy’s, Inc., Expires 11/18/2016, Strike Price $40.00	2	95
Marathon Petroleum Corp., Expires 11/04/2016, Strike Price $46.50	15	338
Marathon Petroleum Corp., Expires 11/11/2016, Strike Price $47.50	60	1,500
Marathon Petroleum Corp., Expires 11/11/2016, Strike Price $48.00	84	1,680
Marathon Petroleum Corp., Expires 11/11/2016, Strike Price $48.50	60	1,350
Marathon Petroleum Corp., Expires 11/18/2016, Strike Price $47.50	13	293
Marathon Petroleum Corp., Expires 11/18/2016, Strike Price $50.00	15	375
Marriott International, Inc., Expires 11/11/2016, Strike Price $69.50	60	7,200
Marriott International, Inc., Expires 11/11/2016, Strike Price $70.50	39	3,218
Marriott International, Inc., Expires 11/11/2016, Strike Price $73.50	39	780
Marriott International, Inc., Expires 11/18/2016, Strike Price $70.00	20	2,200
Marriott International, Inc., Expires 11/18/2016, Strike Price $72.50	20	700
Medtronic PLC, Expires 11/04/2016, Strike Price $85.50	3	5
Medtronic PLC, Expires 11/04/2016, Strike Price $86.00	16	24
Medtronic PLC, Expires 11/04/2016, Strike Price $86.50	1	2
Medtronic PLC, Expires 11/11/2016, Strike Price $86.50	72	432
Medtronic PLC, Expires 11/11/2016, Strike Price $87.00	80	400
Medtronic PLC, Expires 11/11/2016, Strike Price $87.50	16	40
Medtronic PLC, Expires 11/11/2016, Strike Price $88.00	16	24
Medtronic PLC, Expires 11/18/2016, Strike Price $87.50	8	52
Michael Kors Holdings Ltd., Expires 11/11/2016, Strike Price $57.00	26	1,365
Michael Kors Holdings Ltd., Expires 11/11/2016, Strike Price $57.50	65	3,088
Michael Kors Holdings Ltd., Expires 11/18/2016, Strike Price $52.50	9	1,643
Michael Kors Holdings Ltd., Expires 11/18/2016, Strike Price $55.00	52	5,720
Molson Coors Brewing Co., Expires 11/04/2016, Strike Price $113.00	6	30
Molson Coors Brewing Co., Expires 11/04/2016, Strike Price $117.00	5	63
Molson Coors Brewing Co., Expires 11/04/2016, Strike Price $118.00	6	60
Molson Coors Brewing Co., Expires 11/04/2016, Strike Price $120.00	6	30
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $111.00	30	1,050
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $112.00	18	450
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $113.00	24	420
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $114.00	30	375
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $115.00	6	60
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $116.00	6	75

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $119.00	66	$660
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $120.00	18	270
Molson Coors Brewing Co., Expires 11/11/2016, Strike Price $121.00	36	810
Mondelez International, Inc., Expires 11/04/2016, Strike Price $43.00	15	3,008
Mondelez International, Inc., Expires 11/04/2016, Strike Price $44.50	30	2,220
Mondelez International, Inc., Expires 11/11/2016, Strike Price $43.50	15	2,258
Morgan Stanley, Expires 11/04/2016, Strike Price $34.50	19	152
Mosaic Co., Expires 11/04/2016, Strike Price $25.00	2	21
Mosaic Co., Expires 11/04/2016, Strike Price $26.00	40	140
Mosaic Co., Expires 11/11/2016, Strike Price $25.50	20	300
Mosaic Co., Expires 11/11/2016, Strike Price $26.50	115	690
Mosaic Co., Expires 11/11/2016, Strike Price $27.00	40	140
Mosaic Co., Expires 11/11/2016, Strike Price $28.00	160	560
Murphy Oil Corp., Expires 11/18/2016, Strike Price $32.50	1	13
National Oilwell Varco, Inc., Expires 11/04/2016, Strike Price $39.00	17	51
National Oilwell Varco, Inc., Expires 11/11/2016, Strike Price $40.50	17	417
National Oilwell Varco, Inc., Expires 11/11/2016, Strike Price $41.00	10	185
National Oilwell Varco, Inc., Expires 11/11/2016, Strike Price $41.50	17	417
National Oilwell Varco, Inc., Expires 11/11/2016, Strike Price $42.00	8	192
National Oilwell Varco, Inc., Expires 11/18/2016, Strike Price $38.00	26	65
National Oilwell Varco, Inc., Expires 11/18/2016, Strike Price $39.00	26	26
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.15	275	257,950
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.20	105	81,585
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.25	420	267,960
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.30	125	65,250
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.35	270	115,560
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.40	240	84,000
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.45	270	77,220
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.50	460	107,640
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.55	180	34,560
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.60	250	39,500
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.65	235	30,785
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.70	295	32,155
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.75	60	5,520
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.80	60	4,620
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.85	75	4,950
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.90	75	4,200
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.95	60	2,880
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $4.00	245	10,045
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $4.05	60	2,100
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $3.25	100	206,400
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $3.40	350	537,250
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $4.00	650	321,100
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $5.00	1,050	109,200
Newmont Mining Corp., Expires 11/04/2016, Strike Price $37.50	34	1,734
Newmont Mining Corp., Expires 11/04/2016, Strike Price $38.00	17	570
Newmont Mining Corp., Expires 11/04/2016, Strike Price $38.50	17	366
Newmont Mining Corp., Expires 11/04/2016, Strike Price $41.00	17	43
Newmont Mining Corp., Expires 11/11/2016, Strike Price $39.00	17	697
Newmont Mining Corp., Expires 11/11/2016, Strike Price $39.50	34	1,071
Newmont Mining Corp., Expires 11/11/2016, Strike Price $40.00	34	816
Newmont Mining Corp., Expires 11/11/2016, Strike Price $40.50	34	578
Newmont Mining Corp., Expires 11/11/2016, Strike Price $41.00	85	1,148
Newmont Mining Corp., Expires 11/11/2016, Strike Price $41.50	34	340
Newmont Mining Corp., Expires 11/11/2016, Strike Price $43.00	68	340
Newmont Mining Corp., Expires 11/18/2016, Strike Price $40.00	11	457
Newmont Mining Corp., Expires 11/18/2016, Strike Price $42.00	12	192
Nikkei 225 Index, Expires 12/08/2017, Strike Price JPY 16000.00	700	14,351,101

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Nordstrom, Inc., Expires 11/18/2016, Strike Price $55.00	24	$3,252
Nordstrom, Inc., Expires 11/18/2016, Strike Price $57.50	25	1,763
Nordstrom, Inc., Expires 11/18/2016, Strike Price $60.00	48	1,632
Norfolk Southern Corp., Expires 11/04/2016, Strike Price $97.50	7	88
Norfolk Southern Corp., Expires 11/04/2016, Strike Price $99.50	7	175
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $95.50	7	280
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $96.00	7	228
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $96.50	7	175
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $97.50	14	210
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $98.50	12	150
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $100.00	7	70
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $101.00	28	630
Norfolk Southern Corp., Expires 11/11/2016, Strike Price $102.00	7	175
Norfolk Southern Corp., Expires 11/18/2016, Strike Price $97.50	7	175
Norfolk Southern Corp., Expires 11/18/2016, Strike Price $100.00	7	88
NVIDIA Corp., Expires 11/04/2016, Strike Price $69.00	20	4,980
NVIDIA Corp., Expires 11/04/2016, Strike Price $69.50	30	6,270
NVIDIA Corp., Expires 11/04/2016, Strike Price $70.50	10	1,385
NVIDIA Corp., Expires 11/04/2016, Strike Price $71.00	10	1,095
NVIDIA Corp., Expires 11/11/2016, Strike Price $73.50	20	4,860
NVIDIA Corp., Expires 11/11/2016, Strike Price $74.00	50	11,050
NVIDIA Corp., Expires 11/11/2016, Strike Price $74.50	20	4,150
NVIDIA Corp., Expires 11/11/2016, Strike Price $75.00	20	3,820
NVIDIA Corp., Expires 11/11/2016, Strike Price $75.50	30	5,250
NVIDIA Corp., Expires 11/11/2016, Strike Price $80.00	20	1,480
NVIDIA Corp., Expires 11/18/2016, Strike Price $70.00	50	22,000
NVIDIA Corp., Expires 11/18/2016, Strike Price $75.00	40	8,580
NVIDIA Corp., Expires 11/18/2016, Strike Price $80.00	20	1,970
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $75.50	36	720
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $76.00	18	216
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $76.50	27	243
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $77.50	18	72
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $78.00	9	27
Occidental Petroleum Corp., Expires 11/04/2016, Strike Price $79.50	45	68
Occidental Petroleum Corp., Expires 11/11/2016, Strike Price $76.00	36	1,260
Occidental Petroleum Corp., Expires 11/18/2016, Strike Price $77.50	10	255
Omnicom Group, Inc., Expires 11/18/2016, Strike Price $82.50	32	1,600
Omnicom Group, Inc., Expires 11/18/2016, Strike Price $85.00	152	1,900
Oracle Corp., Expires 11/04/2016, Strike Price $39.00	17	102
Oracle Corp., Expires 11/11/2016, Strike Price $39.50	68	612
PepsiCo., Inc., Expires 11/18/2016, Strike Price $110.00	6	171
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $95.00	14	1,120
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $95.50	7	910
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $96.00	7	1,120
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $96.50	7	1,068
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $97.00	7	1,033
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $97.50	7	980
Perrigo Co. PLC, Expires 11/11/2016, Strike Price $100.00	7	455
Perrigo Co. PLC, Expires 11/18/2016, Strike Price $100.00	28	1,820
Perrigo Co. PLC, Expires 11/18/2016, Strike Price $105.00	42	2,205
Pfizer, Inc., Expires 11/11/2016, Strike Price $34.00	1	7
Philip Morris International, Inc., Expires 11/11/2016, Strike Price $99.50	14	378
Philip Morris International, Inc., Expires 11/18/2016, Strike Price $100.00	45	900
Phillips 66, Expires 11/11/2016, Strike Price $84.00	8	320
Phillips 66, Expires 11/11/2016, Strike Price $84.50	56	2,100
Phillips 66, Expires 11/11/2016, Strike Price $85.00	40	1,300
Phillips 66, Expires 11/11/2016, Strike Price $85.50	16	360
Phillips 66, Expires 11/11/2016, Strike Price $86.00	32	480

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Phillips 66, Expires 11/11/2016, Strike Price $86.50	8	$100
Phillips 66, Expires 11/11/2016, Strike Price $87.00	16	240
Phillips 66, Expires 11/18/2016, Strike Price $82.50	8	760
Phillips 66, Expires 11/18/2016, Strike Price $85.00	32	1,200
Pioneer Natural Resources Co., Expires 11/04/2016, Strike Price $195.00	1	28
Pioneer Natural Resources Co., Expires 11/11/2016, Strike Price $220.00	4	90
Pioneer Natural Resources Co., Expires 11/11/2016, Strike Price $222.50	20	450
Pioneer Natural Resources Co., Expires 11/18/2016, Strike Price $195.00	36	3,420
Pioneer Natural Resources Co., Expires 11/18/2016, Strike Price $205.00	8	320
Pioneer Natural Resources Co., Expires 11/18/2016, Strike Price $210.00	2	45
Pioneer Natural Resources Co., Expires 11/18/2016, Strike Price $220.00	8	200
PNC Financial Services Group, Inc., Expires 11/18/2016, Strike Price $97.50	7	567
Procter & Gamble Co., Expires 11/04/2016, Strike Price $86.50	8	640
Procter & Gamble Co., Expires 11/04/2016, Strike Price $87.50	16	504
Procter & Gamble Co., Expires 11/11/2016, Strike Price $87.50	48	3,240
Procter & Gamble Co., Expires 11/11/2016, Strike Price $90.00	53	583
Procter & Gamble Co., Expires 11/18/2016, Strike Price $87.50	26	2,210
Procter & Gamble Co., Expires 11/18/2016, Strike Price $90.00	8	136
Prudential Financial, Inc., Expires 11/18/2016, Strike Price $92.50	16	256
QUALCOMM, Inc., Expires 11/04/2016, Strike Price $70.50	43	4,107
QUALCOMM, Inc., Expires 11/04/2016, Strike Price $71.00	50	4,025
QUALCOMM, Inc., Expires 11/04/2016, Strike Price $72.00	50	2,700
QUALCOMM, Inc., Expires 11/04/2016, Strike Price $73.00	20	680
QUALCOMM, Inc., Expires 11/04/2016, Strike Price $74.00	39	722
QUALCOMM, Inc., Expires 11/11/2016, Strike Price $75.00	20	390
QUALCOMM, Inc., Expires 11/18/2016, Strike Price $75.00	70	2,135
QUALCOMM, Inc., Expires 11/18/2016, Strike Price $80.00	90	225
Range Resources Corp., Expires 11/18/2016, Strike Price $39.00	68	1,870
Royal Caribbean Cruises Ltd., Expires 11/18/2016, Strike Price $72.50	28	14,000
Royal Caribbean Cruises Ltd., Expires 11/18/2016, Strike Price $75.00	18	5,562
Royal Caribbean Cruises Ltd., Expires 11/18/2016, Strike Price $80.00	9	599
Russell 2000 Index, Expires 12/16/2016, Strike Price $1210.00	1,000	2,240,000
Seagate Technology PLC, Expires 11/04/2016, Strike Price $36.00	18	108
Seagate Technology PLC, Expires 11/04/2016, Strike Price $36.50	25	100
Seagate Technology PLC, Expires 11/04/2016, Strike Price $37.00	54	135
Seagate Technology PLC, Expires 11/04/2016, Strike Price $37.50	54	108
Seagate Technology PLC, Expires 11/11/2016, Strike Price $37.00	54	567
Seagate Technology PLC, Expires 11/11/2016, Strike Price $38.00	36	216
Seagate Technology PLC, Expires 11/18/2016, Strike Price $36.00	54	2,322
Seagate Technology PLC, Expires 11/18/2016, Strike Price $37.00	59	1,328
Seagate Technology PLC, Expires 11/18/2016, Strike Price $38.00	36	378
Seagate Technology PLC, Expires 11/18/2016, Strike Price $39.00	6	39
Seagate Technology PLC, Expires 11/18/2016, Strike Price $40.00	46	115
Silver Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $17.50	100	280,000
Skyworks Solutions, Inc., Expires 11/04/2016, Strike Price $82.50	40	1,900
Skyworks Solutions, Inc., Expires 11/04/2016, Strike Price $84.00	16	440
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $81.50	10	1,150
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $82.50	8	740
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $84.00	40	2,300
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $84.50	8	400
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $85.00	32	1,360
Skyworks Solutions, Inc., Expires 11/11/2016, Strike Price $86.00	32	1,120
Skyworks Solutions, Inc., Expires 11/18/2016, Strike Price $87.50	8	220
Skyworks Solutions, Inc., Expires 11/18/2016, Strike Price $90.00	8	100
Southwest Airlines Co., Expires 11/04/2016, Strike Price $44.00	4	70
Southwest Airlines Co., Expires 11/11/2016, Strike Price $47.00	15	338
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1000.00	120	149,250
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1010.00	455	437,938

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1020.00	530	$384,250
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1030.00	415	223,063
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1040.00	380	147,250
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $1050.00	290	81,563
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $960.00	360	1,100,250
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $980.00	460	1,066,625
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $1030.00	260	253,500
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $1040.00	400	320,000
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $1050.00	350	229,687
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $1060.00	220	116,875
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.00	400	129,920
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.75	140	17,248
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $23.00	275	24,640
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $23.25	310	20,832
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $23.50	310	13,888
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $23.75	330	11,088
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $24.00	390	8,736
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $24.25	290	6,496
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $24.50	240	2,688
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $24.75	200	2,240
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $25.00	20	224
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $23.00	40	16,690
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $23.25	40	14,002
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $23.50	40	11,762
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $23.75	40	9,970
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $24.00	40	7,168
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $24.25	40	6,272
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $24.50	140	17,248
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $24.75	120	12,096
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $25.00	40	3,584
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $25.25	60	4,704
Symantec Corp., Expires 11/04/2016, Strike Price $25.00	55	3,795
Symantec Corp., Expires 11/11/2016, Strike Price $25.00	40	3,000
Symantec Corp., Expires 11/11/2016, Strike Price $25.50	20	1,030
Symantec Corp., Expires 11/11/2016, Strike Price $26.00	60	2,070
Symantec Corp., Expires 11/18/2016, Strike Price $28.00	40	340
Target Corp., Expires 11/11/2016, Strike Price $71.00	30	600
Target Corp., Expires 11/11/2016, Strike Price $71.50	110	1,430
Target Corp., Expires 11/11/2016, Strike Price $72.00	90	495
Target Corp., Expires 11/11/2016, Strike Price $72.50	10	35
Target Corp., Expires 11/18/2016, Strike Price $72.50	20	610
Target Corp., Expires 11/18/2016, Strike Price $75.00	40	340
Tiffany & Co., Expires 11/04/2016, Strike Price $75.00	9	212
Tiffany & Co., Expires 11/18/2016, Strike Price $77.50	32	1,056
Time Warner, Inc., Expires 11/18/2016, Strike Price $95.00	8	128
TripAdvisor, Inc., Expires 11/11/2016, Strike Price $69.50	18	2,925
TripAdvisor, Inc., Expires 11/18/2016, Strike Price $67.50	10	2,375
TripAdvisor, Inc., Expires 11/18/2016, Strike Price $70.00	20	3,350
TripAdvisor, Inc., Expires 11/18/2016, Strike Price $72.50	65	7,638
Tyson Foods, Inc., Expires 11/11/2016, Strike Price $74.00	55	1,513
Tyson Foods, Inc., Expires 11/11/2016, Strike Price $76.50	100	2,250
Tyson Foods, Inc., Expires 11/18/2016, Strike Price $72.50	9	720
Tyson Foods, Inc., Expires 11/18/2016, Strike Price $75.00	19	428
Tyson Foods, Inc., Expires 11/18/2016, Strike Price $77.50	9	68
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $130.50	200	15,625
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $130.75	200	9,375
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $131.00	200	6,250
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $131.25	50	781

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $131.00	100	$17,188
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $131.50	150	14,063
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $132.00	465	29,063
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $166.00	100	7,812
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $166.50	150	7,031
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $167.50	100	1,562
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $168.00	50	—
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $167.00	95	37,109
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $168.00	100	26,563
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $169.00	150	25,781
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $170.00	100	12,500
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $171.00	75	7,031
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $172.00	25	1,563
United Parcel Service, Inc., Expires 11/04/2016, Strike Price $109.00	12	222
United Parcel Service, Inc., Expires 11/04/2016, Strike Price $110.00	6	33
United Parcel Service, Inc., Expires 11/18/2016, Strike Price $115.00	1	3
United Rentals, Inc., Expires 11/11/2016, Strike Price $84.00	8	120
United Rentals, Inc., Expires 11/11/2016, Strike Price $85.00	8	60
United Rentals, Inc., Expires 11/11/2016, Strike Price $86.00	16	120
United Rentals, Inc., Expires 11/11/2016, Strike Price $87.00	56	280
United Rentals, Inc., Expires 11/11/2016, Strike Price $88.00	8	20
United Rentals, Inc., Expires 11/11/2016, Strike Price $90.00	8	20
United Rentals, Inc., Expires 11/18/2016, Strike Price $82.50	8	340
United Rentals, Inc., Expires 11/18/2016, Strike Price $87.50	32	320
United Technologies Corp., Expires 11/18/2016, Strike Price $105.00	7	326
UnitedHealth Group, Inc., Expires 11/04/2016, Strike Price $148.00	20	120
UnitedHealth Group, Inc., Expires 11/04/2016, Strike Price $149.00	20	100
UnitedHealth Group, Inc., Expires 11/04/2016, Strike Price $150.00	5	25
UnitedHealth Group, Inc., Expires 11/11/2016, Strike Price $155.00	10	55
UnitedHealth Group, Inc., Expires 11/18/2016, Strike Price $150.00	55	633
UnitedHealth Group, Inc., Expires 11/18/2016, Strike Price $155.00	30	120
Urban Outfitters, Inc., Expires 11/04/2016, Strike Price $34.50	19	475
Urban Outfitters, Inc., Expires 11/11/2016, Strike Price $35.00	114	2,850
Urban Outfitters, Inc., Expires 11/11/2016, Strike Price $36.00	61	763
Urban Outfitters, Inc., Expires 11/18/2016, Strike Price $35.00	19	618
Urban Outfitters, Inc., Expires 11/18/2016, Strike Price $37.00	19	333
Valero Energy Corp., Expires 11/04/2016, Strike Price $56.50	2	591
Valero Energy Corp., Expires 11/04/2016, Strike Price $57.00	24	5,700
Valero Energy Corp., Expires 11/04/2016, Strike Price $58.00	12	1,872
Valero Energy Corp., Expires 11/04/2016, Strike Price $60.00	12	498
Valero Energy Corp., Expires 11/11/2016, Strike Price $57.50	25	5,900
Valero Energy Corp., Expires 11/11/2016, Strike Price $58.50	60	9,990
Valero Energy Corp., Expires 11/11/2016, Strike Price $61.00	47	2,538
Valero Energy Corp., Expires 11/18/2016, Strike Price $57.50	12	3,000
Valero Energy Corp., Expires 11/18/2016, Strike Price $60.00	72	7,740
Wal-Mart Stores, Inc., Expires 11/04/2016, Strike Price $70.00	10	485
Wal-Mart Stores, Inc., Expires 11/18/2016, Strike Price $72.50	10	490
Walt Disney Co., Expires 11/04/2016, Strike Price $92.50	14	1,197
Walt Disney Co., Expires 11/04/2016, Strike Price $93.50	7	269
Walt Disney Co., Expires 11/04/2016, Strike Price $94.00	28	658
Walt Disney Co., Expires 11/04/2016, Strike Price $94.50	19	256
Walt Disney Co., Expires 11/04/2016, Strike Price $95.00	56	476
Walt Disney Co., Expires 11/04/2016, Strike Price $95.50	35	245
Walt Disney Co., Expires 11/04/2016, Strike Price $96.00	42	126
Walt Disney Co., Expires 11/04/2016, Strike Price $96.50	7	14
Walt Disney Co., Expires 11/04/2016, Strike Price $97.00	7	14
Walt Disney Co., Expires 11/11/2016, Strike Price $95.00	15	1,282
Walt Disney Co., Expires 11/11/2016, Strike Price $95.50	2	146

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Walt Disney Co., Expires 11/11/2016, Strike Price $96.50	28	$1,344
Walt Disney Co., Expires 11/11/2016, Strike Price $97.00	21	819
Walt Disney Co., Expires 11/11/2016, Strike Price $97.50	67	2,077
Walt Disney Co., Expires 11/11/2016, Strike Price $98.00	85	1,912
Walt Disney Co., Expires 11/11/2016, Strike Price $98.50	91	1,592
Walt Disney Co., Expires 11/11/2016, Strike Price $99.00	40	540
Walt Disney Co., Expires 11/11/2016, Strike Price $99.50	38	380
Walt Disney Co., Expires 11/11/2016, Strike Price $100.00	4	38
Walt Disney Co., Expires 11/18/2016, Strike Price $95.00	27	2,673
Walt Disney Co., Expires 11/18/2016, Strike Price $97.50	21	798
Walt Disney Co., Expires 11/18/2016, Strike Price $100.00	1	12
Weyerhaeuser Co., Expires 11/11/2016, Strike Price $32.50	20	150
Weyerhaeuser Co., Expires 11/11/2016, Strike Price $33.50	40	400
Weyerhaeuser Co., Expires 11/18/2016, Strike Price $33.00	60	450
Weyerhaeuser Co., Expires 11/18/2016, Strike Price $34.00	20	150
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $400.00	250	245,313
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $405.00	220	180,125
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $410.00	795	536,625
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $415.00	480	264,000
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $420.00	895	397,156
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $425.00	400	140,000
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $430.00	515	141,625
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $435.00	290	61,625
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $440.00	260	43,875
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $445.00	164	21,525
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $450.00	149	14,900
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $440.00	180	99,000
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $445.00	160	74,000
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $450.00	270	104,625
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $455.00	160	53,000
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $460.00	140	38,500
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $49.00	121	77,440
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $49.50	100	51,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $50.00	220	90,200
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $50.50	302	96,640
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $51.00	300	75,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $51.50	274	54,800
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $52.00	275	44,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $52.50	145	18,850
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $53.00	300	30,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $53.50	100	9,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $54.00	475	33,250
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $54.50	300	18,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $55.00	375	18,750
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $55.50	325	13,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $56.00	150	4,500
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $57.00	100	3,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $53.00	22	15,180
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $53.50	175	105,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $54.00	125	65,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $54.50	175	78,750
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $55.00	125	48,750
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $55.50	150	51,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $56.00	100	30,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $56.50	125	32,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $57.00	75	16,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $57.50	75	14,250
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $58.00	75	12,750

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Wynn Resorts Ltd., Expires 11/18/2016, Strike Price $100.00	19	$3,268
Wynn Resorts Ltd., Expires 11/18/2016, Strike Price $105.00	7	522
Wynn Resorts Ltd., Expires 11/18/2016, Strike Price $110.00	1	31
Yahoo!, Inc., Expires 11/04/2016, Strike Price $46.00	9	45
Yahoo!, Inc., Expires 11/11/2016, Strike Price $44.50	30	420
Yahoo!, Inc., Expires 11/11/2016, Strike Price $45.50	30	240
Yahoo!, Inc., Expires 11/11/2016, Strike Price $46.00	15	120
Yahoo!, Inc., Expires 11/11/2016, Strike Price $46.50	19	143
Yahoo!, Inc., Expires 11/11/2016, Strike Price $47.00	24	180
Yahoo!, Inc., Expires 11/11/2016, Strike Price $47.50	45	338
Yahoo!, Inc., Expires 11/18/2016, Strike Price $47.00	50	375
Yahoo!, Inc., Expires 11/18/2016, Strike Price $48.00	120	600
Yahoo!, Inc., Expires 11/18/2016, Strike Price $49.00	20	70
Yum! Brands, Inc., Expires 11/11/2016, Strike Price $95.00	56	336
Yum! Brands, Inc., Expires 11/18/2016, Strike Price $90.00	1	47
Yum! Brands, Inc., Expires 11/18/2016, Strike Price $92.50	48	816
Yum! Brands, Inc., Expires 11/18/2016, Strike Price $95.00	4	26

TOTAL CALL OPTIONS (Premiums Received $80,438,679)		65,285,816

PUT OPTIONS
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $71.00	67	335
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $71.50	204	1,020
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $72.00	250	1,250
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $72.50	75	375
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $73.00	48	480
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $73.50	87	1,305
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $74.00	225	5,625
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $74.50	370	18,500
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.00	255	30,600
Australian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.50	150	36,000
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $73.00	155	37,200
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $73.50	190	58,900
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $74.00	156	62,400
Australian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $74.50	175	91,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $118.50	100	1,250
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $119.00	170	3,187
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $119.50	280	8,750
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $120.00	360	18,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $120.50	525	39,375
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $121.00	300	37,500
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $121.50	350	67,812
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $122.00	80	23,500
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $122.50	40	17,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $123.00	50	29,687
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $123.50	75	60,000
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $124.00	75	77,812
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $124.50	75	97,969
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $125.00	100	159,375
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $127.50	50	155,625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $128.00	50	171,250
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $128.50	150	560,625
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.00	25	101,094
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.50	250	1,089,062
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $130.00	140	652,750
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $130.50	150	746,250
British Pound Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $131.00	150	793,125
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $117.00	25	4,375

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $117.50	50	$10,625
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $118.00	250	62,500
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $118.50	270	81,000
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $119.00	80	28,500
British Pound Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $119.50	105	43,969
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $73.00	50	2,500
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $73.50	350	35,000
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $74.00	516	98,040
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $74.50	585	216,450
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.00	525	346,500
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $75.50	455	482,300
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $76.00	340	513,400
Canadian Dollar Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $76.50	225	447,750
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $73.00	145	60,900
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $73.50	189	103,950
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $74.00	281	202,320
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $74.50	345	320,850
Canadian Dollar Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $75.00	230	271,400
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4720.00	102	85,170
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4725.00	80	72,000
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4730.00	100	98,000
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4740.00	100	115,500
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4750.00	122	164,700
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4760.00	150	234,000
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4770.00	190	344,850
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4775.00	33	68,970
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4780.00	53	112,890
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4790.00	10	24,650
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4800.00	20	56,000
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4810.00	20	64,500
CBOE Nasdaq 100 Index, Expires 11/04/2016, Strike Price $4820.00	20	74,100
CBOE S&P 500 Index, Expires 11/02/2016, Strike Price $2100.00	250	46,875
CBOE S&P 500 Index, Expires 11/02/2016, Strike Price $2105.00	250	59,375
CBOE S&P 500 Index, Expires 11/02/2016, Strike Price $2110.00	375	120,000
CBOE S&P 500 Index, Expires 11/02/2016, Strike Price $2115.00	350	145,250
CBOE S&P 500 Index, Expires 11/02/2016, Strike Price $2120.00	250	133,750
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2085.00	75	21,000
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2090.00	125	41,875
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2095.00	185	73,075
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2100.00	275	134,750
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2105.00	275	160,875
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2110.00	275	191,125
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2115.00	275	226,875
CBOE S&P 500 Index, Expires 11/04/2016, Strike Price $2120.00	250	236,750
CBOE Volatility Index, Expires 11/16/2016, Strike Price $17.00	390	67,275
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $2750.00	130	61,100
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $2800.00	220	178,200
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $2850.00	160	195,200
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $2900.00	160	268,800
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $2950.00	180	388,800
Cocoa Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $3000.00	140	371,000
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $140.00	2	45
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $142.50	15	506
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $145.00	50	2,437
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $147.50	115	9,056
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $150.00	190	22,800
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $152.50	160	30,600
Coffee ‘C’ Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $155.00	157	47,689

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $305.00	60	$375
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $310.00	390	2,437
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $315.00	410	5,125
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $320.00	806	15,112
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $325.00	601	15,025
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $330.00	1,035	45,281
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $335.00	745	46,562
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $340.00	765	76,500
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $345.00	675	109,687
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $350.00	525	131,250
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $355.00	300	110,625
Corn Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $360.00	224	114,800
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $330.00	350	24,062
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $335.00	75	7,031
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $340.00	875	114,844
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $345.00	590	106,937
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $350.00	815	198,656
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $355.00	565	187,156
Corn Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $360.00	100	40,042
Corn Future, March 2017 Settlement, Expires 01/27/2017, Strike Price $340.00	100	28,125
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $62.00	80	800
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $63.00	100	1,500
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $64.00	104	3,120
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $65.00	80	4,000
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $66.00	200	19,000
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $67.00	275	50,875
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $68.00	350	117,250
Cotton No.2 Future, December 2016 Settlement, Expires 11/11/2016, Strike Price $69.00	40	22,600
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $65.00	10	1,950
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $66.00	60	17,700
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $67.00	140	60,200
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $68.00	180	109,800
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $69.00	195	161,850
Cotton No.2 Future, March 2017 Settlement, Expires 12/16/2016, Strike Price $70.00	95	104,500
DAX Index, Expires 11/04/2016, Strike Price EUR 10400.00	270	21,785
DAX Index, Expires 11/04/2016, Strike Price EUR 10450.00	270	29,195
DAX Index, Expires 11/04/2016, Strike Price EUR 10500.00	280	40,727
DAX Index, Expires 11/04/2016, Strike Price EUR 10550.00	270	53,055
DAX Index, Expires 11/04/2016, Strike Price EUR 10600.00	280	74,230
DAX Index, Expires 11/04/2016, Strike Price EUR 10650.00	60	21,373
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.085	46	3,450
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.090	175	28,437
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.095	395	133,313
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.100	355	221,875
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.105	346	358,975
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.110	280	434,000
Euro Fx Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $1.115	220	464,750
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.065	25	6,875
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.070	75	27,188
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.075	185	87,875
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.080	50	31,250
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.085	50	40,000
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.090	80	81,000
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.095	115	146,625
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.100	25	39,375
Euro Fx Future, December 2016 Settlement, Expires 12/09/2016, Strike Price $1.105	25	48,125
Euro Stoxx 50 Index, Expires 11/04/2016, Strike Price EUR 3000.00	1,500	118,558
Euro Stoxx 50 Index, Expires 11/04/2016, Strike Price EUR 3025.00	1,564	200,876

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Euro Stoxx 50 Index, Expires 11/04/2016, Strike Price EUR 3050.00	1,200	$247,654
Euro Stoxx 50 Index, Expires 11/04/2016, Strike Price EUR 3075.00	1,050	343,488
Euro-Bund Future, December 2016 Settlement, Expires 11/25/2016, Strike Price EUR 162.50	100	116,362
Euro-Bund Future, December 2016 Settlement, Expires 11/25/2016, Strike Price EUR 163.00	125	183,874
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1270.00	25	41,250
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1275.00	25	47,750
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1280.00	25	55,250
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1285.00	25	63,250
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1290.00	25	71,500
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1295.00	120	386,400
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1300.00	120	430,800
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1305.00	140	557,200
Gold 100 Oz. Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $1310.00	80	351,200
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $94.00	85	8,500
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $94.50	210	42,000
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $95.00	310	116,250
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $95.50	360	234,000
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $96.00	200	207,500
Japanese Yen Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $96.50	150	226,875
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $36.00	225	24,750
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $37.00	235	32,900
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $38.00	225	38,250
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $39.00	230	48,300
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $40.00	230	59,800
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $41.00	250	80,000
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $42.00	105	40,950
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $48.00	30	32,700
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $49.00	30	37,800
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $50.00	205	301,350
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $51.00	200	340,000
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $52.00	220	433,400
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $53.00	140	316,400
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $54.00	120	309,600
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $55.00	80	233,600
Lean Hogs Future, December 2016 Settlement, Expires 12/14/2016, Strike Price $56.00	60	197,400
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $42.00	20	3,800
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $43.00	60	13,800
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $44.00	60	16,800
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $45.00	59	20,060
Lean Hogs Future, February 2017 Settlement, Expires 02/14/2017, Strike Price $46.00	45	18,000
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $93.00	10	100
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $94.00	60	600
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $95.00	120	2,400
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $96.00	140	2,800
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $97.00	150	3,000
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $98.00	250	7,500
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $99.00	100	6,000
Live Cattle Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $100.00	150	13,500
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.65	45	11,835
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.70	260	89,960
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.75	1,785	799,680
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.80	75	42,825
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.85	155	111,445
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.90	500	446,000
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $2.95	175	190,925
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.00	1,600	2,110,400
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.05	220	347,160
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.10	190	354,350

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.14	20	$42,260
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.15	130	283,140
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.17	40	92,400
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.20	155	389,980
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.25	290	834,330
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.30	90	293,490
Natural Gas Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $3.35	45	165,015
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $2.50	500	102,500
Natural Gas Future, January 2017 Settlement, Expires 12/27/2016, Strike Price $3.00	600	814,800
Russell 2000 Index, Expires 11/04/2016, Strike Price $1160.00	175	28,000
Russell 2000 Index, Expires 11/04/2016, Strike Price $1165.00	375	78,750
Russell 2000 Index, Expires 11/04/2016, Strike Price $1170.00	590	162,250
Russell 2000 Index, Expires 11/04/2016, Strike Price $1175.00	300	111,000
Russell 2000 Index, Expires 11/04/2016, Strike Price $1180.00	270	129,600
Russell 2000 Index, Expires 11/04/2016, Strike Price $1185.00	90	54,900
Silver Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $17.50	75	99,000
Silver Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $18.00	100	259,500
Silver Future, December 2016 Settlement, Expires 11/22/2016, Strike Price $19.75	75	748,125
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $910.00	240	9,000
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $920.00	340	17,000
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $930.00	60	4,125
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $940.00	110	10,313
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $950.00	102	13,388
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $960.00	294	53,288
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $970.00	731	182,750
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $980.00	450	157,500
Soybean Future, January 2017 Settlement, Expires 11/25/2016, Strike Price $990.00	300	144,375
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $900.00	72	8,100
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $940.00	50	14,687
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $950.00	220	81,125
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $960.00	360	168,750
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $970.00	400	235,000
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $980.00	360	263,250
Soybean Future, January 2017 Settlement, Expires 12/23/2016, Strike Price $990.00	180	162,000
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $19.00	40	448
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $19.25	40	448
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $19.50	40	896
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $19.75	40	1,344
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $20.75	20	3,808
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $21.00	160	43,008
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $21.25	235	84,224
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $21.50	480	236,544
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $21.75	480	306,432
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.00	260	209,664
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.25	500	498,400
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.50	314	383,331
Sugar No.11 Future, March 2017 Settlement, Expires 11/15/2016, Strike Price $22.75	60	86,688
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $20.25	80	23,747
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $20.50	80	30,019
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $20.75	220	105,952
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $21.00	211	125,250
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $21.25	220	157,696
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $21.50	200	172,480
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $21.75	160	163,072
Sugar No.11 Future, March 2017 Settlement, Expires 12/15/2016, Strike Price $22.00	20	23,744
Switzerland SMI index, Expires 11/18/2016, Strike Price CHF 8050.00	91	222,178
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.00	50	6,250
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.25	65	13,203

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.50	100	$29,687
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $129.75	150	63,281
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $130.00	200	115,625
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $128.00	100	15,625
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $128.50	75	18,750
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $129.00	100	39,063
U.S. Treasury 10-Year Note Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $129.50	110	63,594
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $162.00	100	64,062
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $162.50	100	84,375
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $163.50	150	203,906
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/04/2016, Strike Price $164.00	125	210,937
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $158.00	25	10,156
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $159.00	75	43,359
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $160.00	75	60,938
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $161.00	100	110,938
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $162.00	150	222,656
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $163.00	100	193,750
U.S. Treasury Long Bond Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $164.00	30	74,531
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $370.00	200	2,500
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $375.00	360	6,750
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $380.00	420	10,500
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $385.00	941	35,288
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $390.00	700	48,125
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $395.00	350	37,188
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $400.00	585	98,719
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $405.00	135	34,594
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $410.00	195	70,688
Wheat Future, December 2016 Settlement, Expires 11/25/2016, Strike Price $430.00	75	72,188
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $400.00	20	1,875
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $405.00	146	20,075
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $410.00	200	38,750
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $415.00	160	43,000
Wheat Future, March 2017 Settlement, Expires 12/23/2016, Strike Price $420.00	110	39,188
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $39.00	140	9,800
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $39.50	220	17,600
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $40.00	260	26,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $40.50	260	33,800
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $41.00	140	21,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $41.50	250	47,500
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $42.00	325	74,750
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $42.50	300	84,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $43.00	299	104,650
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $43.50	320	137,600
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $44.00	400	208,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $44.50	350	224,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $45.00	50	38,500
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $45.50	275	255,750
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $46.00	75	83,250
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $46.50	275	363,000
WTI Crude Future, December 2016 Settlement, Expires 11/16/2016, Strike Price $47.00	75	116,250
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $46.00	125	247,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $46.50	75	163,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $47.00	100	240,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $47.50	125	328,750
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $48.00	202	581,760
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $48.50	250	787,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $49.00	150	514,500
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $49.50	150	559,500

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $50.00	150	$606,000
WTI Crude Future, January 2017 Settlement, Expires 12/15/2016, Strike Price $50.50	175	764,750

TOTAL PUT OPTIONS (Premiums Received $44,680,044)		46,914,050

DESCRIPTION	NOTIONAL VALUE	FAIR VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 11/03/2016, Strike Price $3.17	100,000,000	1,154,800
Brazilian Real, Expires 11/03/2016, Strike Price $3.35	75,000,000	5,175
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	255,550
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	241,700
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	235,000
Colombian Peso, Expires 11/09/2016, Strike Price $2935.00	25,000,000	694,650
Korean Won, Expires 11/16/2016, Strike Price $1165.00	40,000,000	161,200
Mexican Peso, Expires 11/03/2016, Strike Price $18.90	75,000,000	564,600
Mexican Peso, Expires 11/03/2016, Strike Price $19.05	150,000,000	671,100
Mexican Peso, Expires 11/04/2016, Strike Price $19.00	100,000,000	651,700
Mexican Peso, Expires 11/04/2016, Strike Price $19.25	100,000,000	297,700
Norwegian Krone, Expires 11/03/2016, Strike Price EUR 8.92	15,000,000	282,183
Norwegian Krone, Expires 11/03/2016, Strike Price EUR 8.93	10,000,000	172,567
Norwegian Krone, Expires 11/10/2016, Strike Price EUR 9.15	50,000,000	98,578
Polish Zloty, Expires 12/15/2016, Strike Price $3.92	25,000,000	374,650
South African Rand, Expires 11/01/2016, Strike Price $14.10	50,000,000	150
Swedish Krona, Expires 11/03/2016, Strike Price EUR 9.60	10,000,000	350,272
Turkish Lira, Expires 11/04/2016, Strike Price $3.13	100,000,000	180,600

TOTAL OTC CALL OPTIONS (Premiums Received $7,326,958)		6,392,175

OTC PUT OPTIONS
Brazilian Real, Expires 11/01/2016, Strike Price $3.12	50,000,000	850
Brazilian Real, Expires 11/01/2016, Strike Price $3.12	50,000,000	850
Brazilian Real, Expires 11/01/2016, Strike Price $3.18	100,000,000	138,300
Brazilian Real, Expires 11/01/2016, Strike Price $3.18	50,000,000	182,500
Brazilian Real, Expires 11/04/2016, Strike Price $3.17	50,000,000	185,750
Brazilian Real, Expires 11/04/2016, Strike Price $3.17	100,000,000	371,500
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	474,475
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	499,600
Brazilian Real, Expires 11/14/2016, Strike Price $3.24	25,000,000	512,400
Colombian Peso, Expires 11/09/2016, Strike Price $2935.00	25,000,000	71,475
Mexican Peso, Expires 11/02/2016, Strike Price EUR 20.10	50,000,000	7,904
Norwegian Krone, Expires 11/03/2016, Strike Price EUR 8.92	15,000,000	510
Norwegian Krone, Expires 11/03/2016, Strike Price EUR 8.93	10,000,000	516
Polish Zloty, Expires 12/15/2016, Strike Price $3.92	25,000,000	304,600
Swedish Krona, Expires 11/03/2016, Strike Price EUR 9.60	10,000,000	11

TOTAL OTC PUT OPTIONS (Premiums Received $5,661,206)		2,751,241

PAYER SWAPTIONS
CDX.HY, Expires 11/16/2016, Strike Price $103.00	150,000,000	310,200
CDX.HY, Expires 11/16/2016, Strike Price $103.00	200,000,000	413,600
CDX.IG, Expires 11/16/2016, Strike Price 90.00 bps	250,000,000	64,000
CDX.IG, Expires 11/16/2016, Strike Price 90.00 bps	500,000,000	128,000
CDX.IG, Expires 11/16/2016, Strike Price 90.00 bps	500,000,000	128,000

TOTAL PAYER SWAPTIONS (Premiums Received $4,292,500)		1,043,800

TOTAL WRITTEN OPTIONS (Premiums Received $142,399,387)		$122,387,082

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
Brent Crude, April 2017 Settlement	69	$3,482,430	$193,230
British Pound, December 2016 Settlement	1,231	94,279,213	(77,146)
Canadian Dollar, December 2016 Settlement	1,454	108,359,350	623,954
CBOE Volatility Index, November 2016 Settlement	5	86,125	(7,133)
Cocoa, December 2016 Settlement	347	9,490,450	(93,058)
Coffee ‘C’, March 2017 Settlement	199	12,503,419	(1,105,506)
Corn, March 2017 Settlement	401	7,273,138	(201,250)
DAX Index, December 2016 Settlement	120	35,162,193	(197,421)
Euro Fx, December 2016 Settlement	958	131,569,324	(482,914)
Euro Stoxx 50 Index, December 2016 Settlement	1,459	48,897,601	151,034
Euro-Bund, December 2016 Settlement	76	13,529,744	(29,665)
FTSE 100 Index, December 2016 Settlement	370	12,153,919	401,290
Globex Natural Gas, December 2016 Settlement	410	12,406,600	190,476
Gold 100 Oz., April 2017 Settlement	48	6,145,440	(93,646)
Hang Seng Index, November 2016 Settlement	184	27,170,994	598,927
Henry Hub Natural Gas, December 2016 Settlement	874	6,611,810	100,153
Henry Hub Natural Gas, January 2017 Settlement	66	527,175	7,366
Japanese Yen, December 2016 Settlement	504	60,136,649	250,244
KC HRW Wheat, March 2017 Settlement	181	3,914,125	184,785
Lean Hogs, December 2016 Settlement	566	10,855,880	(263,499)
Lean Hogs, April 2017 Settlement	168	4,169,760	(267,729)
Live Cattle, April 2017 Settlement	134	5,562,340	(282,944)
Low Sulphur Gas Oil, April 2017 Settlement	78	3,549,000	179,278
Natural Gas, December 2016 Settlement	329	9,955,540	280,463
New Zealand Dollar, December 2016 Settlement	44	3,138,960	50,791
Nikkei 225 Index, December 2016 Settlement	76	12,638,886	(475,726)
NY Harbor ULSD, April 2017 Settlement	55	3,569,643	168,504
OMXS30 Index, November 2016 Settlement	453	7,246,024	20,093
S&P/TSX 60 Index, December 2016 Settlement	58	7,493,775	(138,523)
SGX Nifty 50 Index, November 2016 Settlement	716	12,320,928	207,297
Silver, March 2017 Settlement	45	4,030,650	(68,283)
Soybean Meal, March 2017 Settlement	134	4,282,640	(188,858)
Soybean Oil, March 2017 Settlement	564	12,023,352	(230,089)
SPI 200 Index, December 2016 Settlement	73	7,343,981	216,575
Sugar No.11, March 2017 Settlement	528	12,755,635	28,104
Swiss Franc, December 2016 Settlement	115	14,550,375	282,379
U.S. Treasury 10-Year Note, December 2016 Settlement	190	24,628,750	(24,354)
U.S. Treasury Long Bond, December 2016 Settlement	352	57,277,000	(163,636)
Wheat, March 2017 Settlement	179	3,882,063	211,240
WTI Crude, December 2016 Settlement	411	19,259,460	52,899
WTI Crude, January 2017 Settlement	195	9,254,700	59,549
WTI Crude, April 2017 Settlement	71	3,488,230	230,063

TOTAL FUTURES CONTRACTS SOLD		$846,977,271	$297,314

FUTURES CONTRACTS PURCHASED
Amsterdam Index, November 2016 Settlement	75	$7,429,606	$(8,317)
Australian Dollar, December 2016 Settlement	1,087	82,525,040	(882,018)
CAC 40 Index, November 2016 Settlement	248	12,268,643	(7,172)
Coffee ‘C’, December 2016 Settlement	331	20,375,119	(61,602)
Copper, March 2017 Settlement	365	20,216,438	922,206
Corn, December 2016 Settlement	317	5,622,788	(43,325)
Cotton No.2, December 2016 Settlement	556	19,143,080	(671,224)
Cotton No.2, March 2017 Settlement	112	3,884,720	(50,235)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
DAX Index, March 2017 Settlement	160	$46,869,751	$1,422,422
Euro Stoxx 50 Index, March 2017 Settlement	2,800	93,502,388	2,824,036
FTSE 100 Index, December 2016 Settlement	139	11,788,773	(120,595)
FTSE 100 Index, March 2017 Settlement	800	67,232,157	1,624,588
FTSE China Index, November 2016 Settlement	2,884	28,465,080	(256,230)
FTSE MIB Index, December 2016 Settlement	83	7,793,864	365,764
Gasoline, April 2017 Settlement	224	15,413,126	(481,117)
Globex Natural Gas, January 2017 Settlement	42	1,341,900	(18,984)
Gold 100 Oz., December 2016 Settlement	7	891,170	(4,844)
IBEX 35 Index, November 2016 Settlement	126	12,624,067	461,312
Live Cattle, December 2016 Settlement	25	1,033,250	(17,540)
MSCI Taiwan Index, November 2016 Settlement	363	12,690,480	(145,613)
Nasdaq 100 E-mini Index, December 2016 Settlement	920	88,260,200	(360,671)
Natural Gas, April 2017 Settlement	320	9,833,600	(757,197)
Nikkei 225 Index, December 2017 Settlement	700	114,074,568	7,267,918
Russell 2000 Mini Index, December 2016 Settlement	436	51,853,480	75,316
S&P 500 E-mini Index, December 2016 Settlement	563	59,680,815	(31,468)
Silver, December 2016 Settlement	21	1,868,580	(100,212)
Soybean, January 2017 Settlement	1,256	63,537,900	(27,568)
Soybean, March 2017 Settlement	79	4,023,075	147,061
Sugar No.11, May 2017 Settlement	406	9,599,139	(544,511)
Wheat, December 2016 Settlement	1,340	27,888,750	(328,662)

TOTAL FUTURES CONTRACTS PURCHASED		$901,731,547	$10,191,518

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
BNP	11/01/2016	Brazilian Real	69,608,000	U.S. Dollars	21,878,988	$(78,995)
Morgan Stanley	11/01/2016	Brazilian Real	166,299,300	U.S. Dollars	52,744,083	(662,087)
Credit Suisse	11/03/2016	Brazilian Real	99,488,500	U.S. Dollars	31,274,873	—
Goldman Sachs	11/03/2016	Brazilian Real	64,310,000	U.S. Dollars	20,000,000	216,277
Morgan Stanley	11/03/2016	Brazilian Real	995,309,500	U.S. Dollars	312,350,437	531,742
Morgan Stanley	11/04/2016	Brazilian Real	449,582,500	U.S. Dollars	142,000,000	(1,271,904)
Morgan Stanley	11/07/2016	Brazilian Real	47,971,500	U.S. Dollars	15,000,000	2,777
Goldman Sachs	11/08/2016	Brazilian Real	207,641,500	U.S. Dollars	65,000,000	(80,545)
Morgan Stanley	11/08/2016	Brazilian Real	173,827,500	U.S. Dollars	55,000,000	(652,548)
Morgan Stanley	11/17/2016	Brazilian Real	126,636,000	U.S. Dollars	40,000,000	(511,644)
Morgan Stanley	11/04/2016	Euro	17,000,000	Mexican Peso	350,692,600	118,678
Morgan Stanley	11/07/2016	Euro	33,000,000	Norwegian Krone	298,766,000	75,334
Morgan Stanley	11/14/2016	Euro	16,500,000	Norwegian Krone	149,668,200	8,078
Morgan Stanley	11/01/2016	Euro	23,000,000	Swedish Krona	227,063,900	108,672
Morgan Stanley	11/07/2016	Euro	7,000,000	Swedish Krona	68,039,300	150,933
BNP	11/01/2016	Korean Won	41,296,000,000	U.S. Dollars	36,060,077	29,893
Credit Suisse	11/01/2016	Korean Won	5,677,500,000	U.S. Dollars	4,957,649	4,110
Morgan Stanley	11/01/2016	Korean Won	67,963,900,000	U.S. Dollars	59,697,433	(301,483)
Goldman Sachs	11/18/2016	Korean Won	4,479,400,000	U.S. Dollars	4,000,000	(85,753)
Morgan Stanley	11/18/2016	Korean Won	4,481,200,000	U.S. Dollars	4,000,000	(84,180)
Morgan Stanley	11/04/2016	Mexican Peso	285,691,000	Euro	14,000,000	(262,451)
Morgan Stanley	11/01/2016	Mexican Peso	1,123,202,000	U.S. Dollars	60,046,708	(627,754)
Morgan Stanley	11/02/2016	Mexican Peso	374,344,000	U.S. Dollars	19,903,974	—

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Schedule of Investments	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	11/03/2016	Mexican Peso	2,813,583,400	U.S. Dollars	149,948,295	$(349,284)
Morgan Stanley	11/07/2016	Mexican Peso	1,225,424,500	U.S. Dollars	65,000,000	(199,856)
Goldman Sachs	11/07/2016	Norwegian Krone	54,078,000	Euro	6,000,000	(43,119)
Morgan Stanley	11/07/2016	Norwegian Krone	89,337,000	Euro	10,000,000	(167,844)
Morgan Stanley	11/14/2016	Norwegian Krone	72,551,700	Euro	8,100,000	(115,531)
Credit Suisse	11/03/2016	South African Rand	138,391,000	U.S. Dollars	10,000,000	262,645
Morgan Stanley	11/01/2016	Swedish Krona	227,063,900	Euro	22,975,781	(82,084)
Morgan Stanley	11/07/2016	Turkish Lira	37,190,400	U.S. Dollars	12,000,000	4,245
BNP	11/01/2016	U.S. Dollars	22,000,000	Brazilian Real	69,608,000	200,007
Morgan Stanley	11/01/2016	U.S. Dollars	52,526,639	Brazilian Real	166,299,300	444,643
Credit Suisse	11/03/2016	U.S. Dollars	31,000,000	Brazilian Real	99,488,500	(274,873)
Goldman Sachs	11/03/2016	U.S. Dollars	20,216,277	Brazilian Real	64,310,000	—
Morgan Stanley	11/03/2016	U.S. Dollars	312,781,742	Brazilian Real	995,309,500	(100,437)
Morgan Stanley	11/04/2016	U.S. Dollars	77,500,000	Brazilian Real	247,003,400	183,116
Morgan Stanley	11/07/2016	U.S. Dollars	81,500,000	Brazilian Real	259,967,000	196,998
Morgan Stanley	11/08/2016	U.S. Dollars	55,000,000	Brazilian Real	175,893,500	6,610
Morgan Stanley	11/17/2016	U.S. Dollars	25,000,000	Brazilian Real	80,280,000	(33,365)
Morgan Stanley	11/15/2016	U.S. Dollars	15,000,000	Colombian Peso	45,001,500,000	49,537
BNP	11/01/2016	U.S. Dollars	37,000,000	Korean Won	41,296,000,000	910,030
Credit Suisse	11/01/2016	U.S. Dollars	5,000,000	Korean Won	5,677,500,000	38,241
Morgan Stanley	11/01/2016	U.S. Dollars	59,649,319	Korean Won	67,963,900,000	253,370
Credit Suisse	11/18/2016	U.S. Dollars	10,000,000	Korean Won	11,360,000,000	73,259
Morgan Stanley	11/01/2016	U.S. Dollars	59,910,161	Mexican Peso	1,123,202,000	491,207
Morgan Stanley	11/02/2016	U.S. Dollars	20,000,000	Mexican Peso	374,344,000	96,026
Morgan Stanley	11/03/2016	U.S. Dollars	149,750,716	Mexican Peso	2,813,583,400	151,706
Morgan Stanley	11/07/2016	U.S. Dollars	141,500,000	Mexican Peso	2,673,992,750	99,927
Morgan Stanley	11/08/2016	U.S. Dollars	78,000,000	Mexican Peso	1,480,700,000	(290,620)
Morgan Stanley	12/19/2016	U.S. Dollars	8,500,000	Polish Zloty	33,866,125	(126,101)
Credit Suisse	11/03/2016	U.S. Dollars	12,000,000	South African Rand	166,620,000	(356,020)
Goldman Sachs	11/07/2016	U.S. Dollars	24,000,000	Turkish Lira	74,100,000	82,146
Morgan Stanley	11/07/2016	U.S. Dollars	18,000,000	Turkish Lira	56,070,000	(98,166)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(2,066,437)

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE	UNREALIZED APPRECIATION
SPLV5UE Index, 10/3/16 - 10/03/17, Strike Price 5.70, pay realized rate	Morgan Stanley	$1,000	$712

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE	UNREALIZED DEPRECIATION
SX5E Index, 10/26/16 - 12/15/17, Strike Price 58%, pay realized rate	Goldman Sachs	€100,000	$(4,907)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Statement of Assets and Liabilities	October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,000,829,281
Unrealized appreciation on forward currency contracts	4,790,207
Unrealized appreciation on open swap contracts	712
Receivable for fund shares sold	75,000
Receivable for investments sold	140,364,852
Foreign currencies, at value(2)	24,086,506
Cash	1,971,000
Collateral held at broker	70,623,713
Other assets	406,341
Total assets	1,243,147,612
LIABILITIES:
Options written, at fair value(3)	122,387,082
Unrealized depreciation on forward currency contracts	6,856,644
Unrealized depreciation on open swap contracts	4,907
Interest payable	206,441
Dividends payable	10,238
Payable for investment securities purchased	142,336,268
Payable to Adviser	476,365
Payable for Chief Compliance Officer compensation	1,388
Payable to Trustees	20,393
Accrued service fees	197,960
Payable to Custodian	9,435
Other accrued expenses	249,099
Total liabilities	272,756,220
Total net assets	$970,391,392

NET ASSETS CONSIST OF:
Capital stock	$905,773,363
Accumulated net investment income	1,925,264
Accumulated net realized gain	49,118,611
Unrealized appreciation (depreciation) on:
Investments	(14,103,578)
Foreign currency translation	(17,633)
Forward currency contracts	(2,066,437)
Futures contracts	10,488,832
Swap contracts	(4,195)
Written options	19,277,165
Total net assets	$970,391,392

Net assets	$970,391,392
Shares outstanding	90,709,178
Net asset value, offering and redemption price per share	$10.70

(1) Cost of investments	$1,015,662,439
(2) Cost of foreign currencies	24,109,609
(3) Premiums received	142,399,387

The accompanying notes are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Statement of Operations	For the year ended October 31, 2016

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$34,564
Interest income	2,250,092
Other income	24,532
Total investment income	2,309,188
EXPENSES
Advisory fees (See Note 4)	17,650,950
Broker interest expense	2,454,221
Compliance fees	1,499,066
Service fees	882,548
Fund accounting and administration fees	515,432
Legal fees	405,717
Custody fees	376,512
Offering costs	232,169
Transfer agency fees and expenses	135,619
Audit and tax related fees	108,983
Trustees fees and expenses	57,346
Chief Compliance Officer compensation	56,389
Other expenses	374,372
Total expenses before Adviser waiver	24,749,324
Expenses waived by Adviser (See Note 4)	(1,176,244)
Net expenses before Adviser recoupment	23,573,080
Expenses recouped by Adviser (See Note 4)	83,857
Total net expenses	23,656,937
Net investment loss	(21,347,749)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(88,533,258)
Foreign currency translation	(3,013,231)
Forward currency contracts	(65,365,361)
Futures contracts	(778,177,355)
Swap contracts	(30,535,925)
Written options	1,048,686,072
Net increase from payments by affiliates (See Note 10)	390,109
Net change in unrealized appreciation (depreciation) on:
Investments	(24,953,649)
Foreign currency translation	(86,832)
Forward currency contracts	(471,543)
Futures contracts	18,914,146
Swap contracts	890,328
Written options	1,031,956
Net realized and unrealized gain	78,775,457
Net increase in net assets resulting from operations	$57,427,708

The accompanying notes are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED OCTOBER 31, 2015(1)
OPERATIONS:
Net investment loss	$(21,347,749)	$(8,775,539)
Net realized gain (loss) on:
Investments	(88,533,258)	(20,426,792)
Foreign currency translation	(3,013,231)	353,077
Forward currency contracts	(65,365,361)	1,300,006
Futures contracts	(778,177,355)	(263,568,059)
Swap contracts	(30,535,925)	498,704
Written options	1,048,686,072	290,524,150
Net increase from payments by affiliates (See Note 10):	390,109	—
Net change in unrealized appreciation (depreciation) on:
Investments	(24,953,649)	10,850,071
Foreign currency translation	(86,832)	69,199
Forward currency contracts	(471,543)	(1,594,894)
Futures contracts	18,914,146	(8,425,314)
Swap contracts	890,328	(894,523)
Written options	1,031,956	18,245,209
Net increase in net assets resulting from operations	57,427,708	18,155,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,469,504)	—
From net realized gain	(7,645,991)	—
Total distributions	(16,115,495)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	414,559,732	696,713,495
Proceeds from shares issued to holders in reinvestment of dividends	13,201,201	—
Cost of shares redeemed	(193,691,457)	(19,959,087)
Net increase in net assets from capital share transactions	234,069,476	676,754,408
Total increase in net assets	275,381,689	694,909,703

NET ASSETS:
Beginning of period	695,009,703	100,000
End of period	$970,391,392	$695,009,703

Accumulated net investment income	$1,925,264	$13,776,527

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2016

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	YEAR ENDED OCTOBER 31, 2016		PERIOD ENDED OCTOBER 31, 2015(1)
Per Share Data:
Net asset value, beginning of period	$10.31		$10.00
Income (loss) from investment operations
Net investment income (loss)(2)	(0.25)		(0.16)
Net realized and unrealized gains	0.87		0.47

Total from investment operations	0.62	(6)	0.31

Less distributions to shareholders
Dividends from net realized gains	(0.11)		—
Dividends from net investment income	(0.12)		—

Total distributions	(0.23)		—

Net asset value, end of period	$10.70		$10.31

Total return(8)	6.15%		3.10	%(3)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$970,391		$695,009
Ratio of expenses to average net assets
(before expense waiver/recoupment)(5)	2.80%		2.69	%(4)
Ratio of expenses to average net assets
(after expense waiver/recoupment)(5)	2.68%		2.71	%(4)
Ratio of net investment loss to average net assets
(before expense waiver/recoupment)(5)	(2.54)%		(2.63	)%(4)
Ratio of net investment loss to average net assets
(after expense waiver/recoupment)(5)	(2.42)%		(2.65	)%(4)
Portfolio turnover rate	33,522	%(7)	1,361	%(3)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(6)	Includes increase from payments by affiliates of less than $0.01.
(7)	Portfolio turnover rate excludes equity assignments.
(8)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying footnotes are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of October 31, 2016, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. The Trust’s Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 10%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. The shares are, therefore, not readily marketable.

The Fund’s investment objective is to achieve capital appreciation. The Fund will pursue its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. As of October 31, 2016 the Subsidiary’s net assets were $199,367,425, which represented 20.5% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement In determining the NAV of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the bid and asked price on the primary exchange on which they are traded. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost which approximates fair value.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset or liability, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Exchange-traded options are valued at the settlement price on the exchange or mean of the bid and asked prices. Over-the-counter (“OTC”) options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

OTC derivatives including forward currency contracts and swap contracts are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, broker-dealers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of October 31, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks (1)	$329,666	$—	$—	$329,666
Purchased Options	14,084,770	15,725,648	—	29,810,418
Money Market Funds	159,912,778	—	—	159,912,778
U.S. Treasury Bills	—	810,776,419	—	810,776,419

Total Assets	$174,327,214	$826,502,067	$—	$1,000,829,281
Liabilities
Written Options	$(93,412,030)	$(28,975,052)	$—	$(122,387,082)

Total Liabilities	$(93,412,030)	$(28,975,052)	$—	$(122,387,082)
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$4,790,207	$—	$4,790,207
Unrealized depreciation on forward currency contracts	—	(6,856,644)	—	(6,856,644)
Unrealized appreciation on futures	19,799,317	—	—	19,799,317
Unrealized depreciation on futures	(9,310,485)	—	—	(9,310,485)
Unrealized appreciation on open swap contracts	—	712	—	712
Unrealized depreciation on open swap contracts	—	(4,907)	—	(4,907)

Total	$10,488,832	$(2,070,632)	$—	$8,418,200

*	Other financial instruments are derivatives, such as futures, forward currency contracts and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the year ended October 31, 2016. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the year ended October 31, 2016. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the year ended October 31, 2016, was $855,363,532 for long contracts and $755,818,852 for short contracts.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the year ended October 31, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise the index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the year ended October 31, 2016 was $110,260,456.

Transactions in written options during the year ended October 31, 2016 were as follows:

Call Options	CONTRACTS/ NOTIONAL	PREMIUMS
Outstanding, beginning of year	1,643,598,371	$33,208,954
Options written	41,405,895,073	803,899,095
Options terminated in closing transactions	(2,258,577,005)	(29,621,594)
Options exercised	(4,308,838,538)	(212,616,967)
Options expired	(33,881,985,029)	(502,811,351)

Outstanding, end of year	2,600,092,872	$92,058,137

Put Options	CONTRACTS/ NOTIONAL	PREMIUMS
Outstanding, beginning of year	58,114	$36,805,836
Options written	4,893,334,346	897,278,171
Options terminated in closing transactions	(57,311)	(45,302,408)
Options exercised	(2,212,907,094)	(248,510,894)
Options expired	(2,070,354,530)	(589,929,455)

Outstanding, end of year	610,073,525	$50,341,250

Forward Currency Contracts — The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the year ended October 31, 2016 was $614,794,964 for long contracts and $909,122,294 for short contracts.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

Volatility and Variance Swap Contracts — The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of volatility and variance swaps held during the year ended October 31, 2016 was $7,769.

Credit Default Swaps — The Fund may enter into credit default swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection purchased) or loss (for protection sold) in the Consolidated Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. The average notional amount of credit default swaps during the year ended October 31, 2016 was $487,130,000 for contracts in which the Fund purchased protection and $37,990,385 for contracts in which the Fund sold protection. As of October 31, 2016, the fund did not hold credit default swaps.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at October 31, 2016

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Options
Credit contracts	Investments, at fair value	$1,043,800
Equity contracts	Investments, at fair value	28,319,520
Foreign exchange contracts	Investments, at fair value	333,773
Volatility contracts	Investments, at fair value	113,325

Futures
Commodity contracts	Net assets—Unrealized appreciation*	2,955,377
Equity contracts	Net assets—Unrealized appreciation*	15,636,572
Foreign exchange contracts	Net assets—Unrealized appreciation*	1,207,368

Forwards
Foreign exchange contracts	Unrealized appreciation on open forward currency contracts	4,790,207

Swaps
Equity contracts	Unrealized appreciation on swap contracts	712

Total		$54,399,942

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reflected in the Consolidated Statement of Assets and Liabilities and only in cases where the margin is not settled on the same day.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Options
Commodity contracts	Written options, at fair value	$47,665,391
Credit contracts	Written options, at fair value	1,043,800
Equity contracts	Written options, at fair value	47,887,103
Foreign exchange contracts	Written options, at fair value	23,453,896
Interest rate contracts	Written options, at fair value	2,190,567
Volatility contracts	Written options, at fair value	146,325

Futures
Commodity contracts	Net assets—Unrealized depreciation*	5,901,883
Equity contracts	Net assets—Unrealized depreciation*	1,741,736
Foreign exchange contracts	Net assets—Unrealized depreciation*	1,442,078
Interest rate contracts	Net assets—Unrealized depreciation*	217,655
Volatility contracts	Net assets—Unrealized depreciation*	7,133

Forwards
Foreign exchange contracts	Unrealized depreciation on open forward currency contracts	6,856,644

Swaps
Equity contracts	Unrealized depreciation on open swap contracts	4,907

Total		$138,559,118

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reflected in the Consolidated Statement of Assets and Liabilities and only in cases where the margin is not settled on the same day.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended October 31, 2016.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(479,086,317)	$(3,535,627)	$496,796,975	$—	$—	$14,175,031
Credit contracts	—	(3,670,726)	37,791,471	(30,025,069)	—	4,095,676
Equity contracts	(33,863,809)	(57,175,253)	159,031,127	(510,856)	—	67,481,209
Foreign exchange contracts	(188,424,937)	(4,365,992)	258,209,267	—	(65,365,361)	52,977
Interest rate contracts	(79,793,199)	(741,419)	87,788,748	—	—	7,254,130
Volatility contracts	2,990,907	655,362	9,068,484	—	—	12,714,753

	$(778,177,355)	$(68,833,655)	$1,048,686,072	$(30,535,925)	$(65,365,361)	$105,773,776

(1)	Amounts are included in realized gain (loss) on investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(4,115,709)	$—	$5,683,258	$—	$—	$1,567,549
Credit contracts	—	(334,950)	1,817,402	894,523	—	2,376,975
Equity contracts	23,427,909	(24,914,844)	(10,351,334)	(4,195)	—	(11,842,464)
Foreign exchange contracts	(317,708)	72,219	5,404,375	—	(471,543)	4,687,342
Interest rate contracts	(132,235)	—	(531,814)	—	—	(664,049)
Volatility contracts	51,889	29,168	(989,931)	—	—	(908,874)

	$18,914,146	$(25,148,407)	$1,031,956	$890,328	$(471,543)	$(4,783,520)

(1)	Amounts are included in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

(b) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements to which the Fund is a party specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$4,790,207	$—	$4,790,207	$(3,640,266)	$—	$1,149,941
Purchased Options	1,377,573	—	1,377,573	(1,377,573)	—	—
Swap Contracts	712	—	712	—	—	712
	$6,168,492	$—	$6,168,492	$(5,017,839)	$—	$1,150,653

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$6,856,644	$—	$6,856,644	$(3,640,266)	$(3,216,378)	$—
Written Options	10,187,216	—	10,187,216	(1,377,573)	(8,809,643)	—
Swap Contracts	4,907	—	4,907	—	(4,907)	—
	$17,048,767	$—	$17,048,767	$(5,017,839)	$(12,030,928)	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency related items on the Fund’s Consolidated Statement of Operations.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund has elected to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$17,965,990	$(21,133,814)	$3,167,824

These differences primarily relate to reclassification of distributions, swap agreements, currency adjustments and income reclassification from the Subsidiary.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

As of October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,006,834,887
Unrealized appreciation	13,580,229
Unrealized depreciation	(24,924,352)
Net unrealized depreciation	(11,344,123)
Undistributed ordinary income	7,688,486
Undistributed long-term gains/(capital loss carryover)	44,219,906
Total distributed earnings	51,908,392
Other temporary differences	24,053,760
Total accumulated earnings	$64,618,029

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sale deferrals and return of capital distributions.

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$10,597,978	$5,517,517	$—	$16,115,495

The tax character of distributions paid during the period ended October 31, 2015 was as follows:
	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$—	$—	$—	$—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ended October 31, 2016, or for any other tax years which are open for examination. As of October 31, 2016 open tax years include the periods ended October 31, 2015 and 2016. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

Through February 28, 2017, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment- related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses; judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. During the year ended October 31, 2016, the Adviser has waived and recouped fees as follows:

ADVISORY FEES WAIVED	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2019)
($1,176,244)	$83,857	($1,176,244)

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”), quarterly in arrears, an investor services fee computed at an annual rate of 0.10% of the average daily net assets of the Fund, computed on a daily basis. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. The offering costs incurred by the Fund were $515,549 and were fully amortized.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

For the year ended October 31, 2016, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $3,504,194,929 and $3,569,854,314, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the year ended October 31, 2016.

9. Capital Share Transactions

	YEAR ENDED OCTOBER 31, 2016	PERIOD ENDED OCTOBER 31, 2015(1)
Shares sold	41,143,619	69,325,407
Shares issued to holders in reinvestment of dividends	1,298,053	—
Shares redeemed	(19,114,692)	(1,953,209)
Net increase in shares	23,326,980	67,372,198
Shares outstanding:
Beginning of period	67,382,198	10,000
End of period	90,709,178	67,382,198

(1)	The Fund commenced operations on April 2, 2015.

Stone Ridge Funds	Annual Report	October 31, 2016

Notes to Consolidated Financial Statements	October 31, 2016

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 8, 2016	7,429,061	924,861
April 8, 2016	9,074,586	3,111,623
July 8, 2016	9,762,625	5,436,701
September 30, 2016	9,790,048	9,462,587

10. Payments by Affiliates

During the fiscal period, the Adviser reimbursed the Fund in the amount of $390,109 for losses related to an unintended trade and is reflected in the Fund’s Consolidated Statement of Operations as “Net increase from payments by affiliates.”

11. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. Other than as noted below, this evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

On December 8, 2016 and further amended on December 22, 2016, the Fund was added to an existing uncommitted line of credit (the “Line”) with U.S. Bank N.A. to which Stone Ridge Reinsurance Risk Premium Interval Fund (the “Reinsurance Interval Fund”) and Stone Ridge Alternative Lending Risk Premium Fund (the “Alternative Lending Fund”) are also a party. The Line, which runs through November 17, 2017, is for temporary emergency or extraordinary purposes, including the meeting of redemption requests. The Line is not secured by the Fund’s assets, has a maximum withdrawal capacity of the lesser of 5% of the Fund’s net market value or $50,000,000 less any loans outstanding under the Reinsurance Interval Fund and Alternative Lending Fund agreements that aggregate in excess of $200,000,000, except temporarily increasing to $300,000,000 during the periods from December 8, 2016 through March 1, 2017 and from June 1, 2017 through September 1, 2017.

Stone Ridge Funds	Annual Report	October 31, 2016

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust III

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments of Stone Ridge All Asset Variance Risk Premium Fund (the Fund) as of October 31, 2016, and the related consolidated statement of operations for the year then ended, and the consolidated statement of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Stone Ridge All Asset Variance Risk Premium Fund at October 31, 2016, the consolidated results of its operations for the year then ended, and the consolidated changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 28, 2016

Stone Ridge Funds	Annual Report	October 31, 2016

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees and shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

The first line of each of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE MAY 1, 2016	ENDING ACCOUNT VALUE OCTOBER 31, 2016	EXPENSES PAID DURING PERIOD* MAY 1, 2016 – OCTOBER 31, 2016
Actual	$1,000.00	$1,091.80	$14.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.66	$13.55

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.68%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2016

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreement

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust III (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreement (the “Investment Management Agreement”) between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). On an annual basis, the Board, including the Independent Trustees, holds an in-person meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of the Investment Management Agreement.

At an in-person meeting held on September 19, 2016, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of the Investment Management Agreement between the Adviser and the Trust on behalf of the Fund. In evaluating the Investment Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Investment Management Agreement. In addition, as part of this process, the Independent Trustees had the opportunity to meet in executive session with legal counsel to the Trust without representatives of the Adviser present.

The Board’s consideration of the Investment Management Agreement included but was not limited to: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with the Fund; and (4) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect such economies of scale for the benefit of shareholders of the Fund. In determining whether to approve the continuation of the Investment Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including the management of the Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique nature of the Fund’s investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, and personnel needed to implement the Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board also considered other services provided by the Adviser, including monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Fund. Additionally, the Board considered the operational support and oversight provided by the Adviser’s personnel in connection with the Fund’s repurchase offers. The Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to the Fund under the Investment Management Agreement and analyzed the Adviser’s ongoing ability to service the Fund through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Investment Management Agreement.

In considering the investment performance of the Fund and the Adviser, the Board reviewed information provided by the Adviser relating to the Fund’s performance together with the performance of the Fund’s corresponding indexes for the 1 month, 3 month, 6 month and 1 year periods ended July 31, 2016 as well as for the period since the Fund’s inception on April 2, 2015. The Board also considered the performance information for comparable registered investment funds managed by the Adviser, as well as performance information for other interval funds listed on EDGAR with greater than $25 million in assets, regardless of their strategies (the “peer group”). The Adviser supplemented this peer group with funds from Morningstar’s U.S. open-end multialternative funds category with assets between $500 million to $1.5 billion. The Board considered the Adviser’s explanation that there are very few, if any, funds that follow investment strategies similar to that of the Fund due to the unique nature of the Fund’s investment strategy among registered funds as well as its structure as an interval fund, thus making it difficult to identify appropriate peer groups for the Fund. The Board, including the Independent Trustees, concluded that the Fund’s performance and/or other relevant factors supported the renewal of the Investment Management Agreement.

Stone Ridge Funds	Annual Report	October 31, 2016

Additional Information (Unaudited)

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with the Fund, the Board analyzed the fees paid under the Investment Management Agreement, the expense ratio for the Fund and any contractual expense limitation undertaken by the Adviser. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Investment Management Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationship with the Fund. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to the Fund pursuant to the Investment Management Agreement were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationship with the Fund supported the continuation of the Investment Management Agreement.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Fund grows and whether the Fund’s fee levels reflect such economies of scale, such as through breakpoints in the investment management fee or through expense waiver or limitation agreements. The Trustees noted that the Fund would be subject to a contractual expense limitation agreement. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Fund supported the continuation of the Investment Management Agreement.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of the Investment Management Agreement was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Investment Management Agreement should be continued for a one-year period.

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH) AND ADDRESS(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(4)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2013	Principal, TPG Capital, L.P (private equity firm), until 2011; Chief Financial Officer, Newbridge Capital, LLC (private equity firm), until 2011	13	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011.

Daniel Charney (1970)	Trustee	since 2013	Cowen Group (financial services firm), since 2012; Jefferies & Co. (investment bank), until 2011	13	None.

Stone Ridge Funds	Annual Report	October 31, 2016

Additional Information (Unaudited)

Interested Trustee
NAME (YEAR OF BIRTH) AND ADDRESS(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(4)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(5) (1969)	Trustee, Chairman	since 2013	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012; Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	13	None.

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(3) Each Trustee serves until resignation or removal from the Board.
(4) Fund complex includes Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.
(5) Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Funds toll free at 1.855.609.3680

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President and Chief Executive Officer	since 2013	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee).
Lauren D. Macioce (1978)	Chief Compliance Officer and Secretary(3)	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016(3); prior to that Associate at Ropes & Gray LLP (law firm).
Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2013	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital (investment advisory firm).

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	The term of office of each officer is indefinite.
(3)	Effective February 29, 2016.

Stone Ridge Funds	Annual Report	October 31, 2016

Additional Information (Unaudited)

3. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2016 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	39.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2016. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Fund’s website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

4. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Annual Report	October 31, 2016

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 XQANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not included as “audit services”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning including review of the funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” refer to the aggregate fees for products and series provide by the principal accountant, other than the services reported in the foregoing three categories. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$98,583	$100,909
Audit-Related Fees	$0	$0
Tax Fees	$19,500	$18,750
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2016	FYE 10/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant. The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence and has concluded that the provision of any such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2016	FYE 10/31/2015
Registrant	$19,500	$18,750
Registrant’s Investment Adviser	$96,392	$42,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

I.	Governing Standards

The Adviser has adopted written proxy voting policies and guidelines (“the Proxy Policy”) as required under Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940 (“Advisers Act”). In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. The Proxy Policy, which has been designed to ensure that Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and Adviser and its advisory affiliates1 when voting proxies.

1            A firm’s advisory affiliates are defined in this Policy to include: 1) all officers, partners, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Adviser; and 3) all current employees.

2

II.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best interest on behalf of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”) to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines, ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines have been approved by Adviser, and though Adviser intends to vote consistent with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, Adviser may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities or other debt instruments, the Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

Adviser may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that Adviser is aware of a material vote on behalf of the mutual fund and Adviser has the ability to call back loans and is aware of the securities on loan by the custodian, Adviser may call back the loan and vote the proxy if time permits.

Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting. In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

III.	Conflicts of Interest Procedures

For voting of securities, Adviser believes that application of the guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the guidelines. As a general practice,

3

Adviser will vote in accordance with the voting recommendation provided by the Proxy Voting Service. In the event that Adviser wishes to vote against the independent voting recommendation, Adviser requires Chief Compliance Officer (“CCO”) approval prior to a vote being cast.

For voting of fixed income securities, Adviser believes the potential for material conflicts of interest to arise between the interests of the client and the interests of Adviser is limited. However, there may be a potential for a conflict of interest which Adviser or its related persons or entities may be a named party to, or participating in a bankruptcy work-out or other similar committee with respect to the issuer. In such instances the portfolio manager must notify the CCO prior to casting any decision on behalf of clients.

Upon the identification or notice received by the CCO that there is a conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material conflict of interest, the CCO has final decision-making authority regarding Adviser’s course of action for the proxy. The CCO’s determination will be based on maximizing value for Adviser’s Clients.

IV.	Voting Guidelines

For accounts that invest in voting securities, Adviser has approved the ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines are intended to provide a general overview of ISS’ United States Policy Guidelines by highlighting the key policies that ISS applies to companies listed in the United States. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors.

For a list of the voting guidelines please visit:

http://www.issgovernance.com/policy/2013/policy_information

V.	Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser management.

Adviser will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order. All records of Adviser’s proxy voting policies and voting activity are retained in accordance with Rule 204 2(C)(2) of the Advisers Act.

VI.	Information Available to Clients

If you require additional information on this policy or on how proxies were voted, please contact the CCO.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Information is presented as of January 9, 2017

4

Daniel Fleder, Robert Gutmann, Jason Lu and Ross Stevens are the Portfolio Managers of the Fund. Each of the Portfolio Managers other than Mr. Fleder has been with the Fund since inception. Mr. Fleder has been with the Fund since January 2016. Each of the Portfolio Managers also is a Portfolio Manager of other registered investment companies, including mutual funds.

Daniel Fleder. Daniel Fleder, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Gutmann, Mr. Lu and Mr. Stevens. Mr. Fleder is a Portfolio Manager at Stone Ridge. Prior to joining Stone Ridge in 2016, Mr. Fleder was the Chief of Staff for Operations at KCG, an automated market maker, from 2013 to 2015. From 2010-2013, he was at KCG’s precursor, GETCO, where he was the Head of Risk Management, responsible for firm-wide market, credit, and operational risk. Mr. Fleder started his career at McKinsey & Company. Mr. Fleder received his PhD in Operations Research, Master’s in Statistics, and Bachelor’s in Engineering from the University of Pennsylvania’s Wharton School and Engineering School.

Robert Gutmann. Robert Gutmann, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Fleder, Mr. Lu and Mr. Stevens. Mr. Gutmann is a co-founder of Stone Ridge. Prior to joining Stone Ridge in 2012, Mr. Gutmann was the head of Delta-One Synthetic Solutions Group at RBC Capital Markets from 2010 to 2012. He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group. Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Jason Lu. Jason Lu, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Fleder, Mr. Gutmann and Mr. Stevens. Mr. Lu is a Portfolio Manager at Stone Ridge. Prior to joining Stone Ridge in 2013, Mr. Lu was the head trader on the Global Automated Trading desk at Citadel from 2011 to 2013. Previously, he was an equity derivatives trader on the Electronic Volatility Trading desk at UBS from 2009 to 2011. Previously, Mr. Lu worked at SAC Capital, where he designed and implemented automated electronic trading systems. Mr. Lu received his MS in Computational Finance from Carnegie Mellon University (Tepper), his Master in Computer Science from University of Virginia and his BS in Computer Science from the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Fleder, Mr. Gutmann and Mr. Lu. Mr. Stevens is the Founder of Stone Ridge. Prior to founding Stone Ridge in 2012, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital from 2008 to 2012. Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America. Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

(a)(2)

Information is provided as of October 31, 2016

5

The table below identifies the number of accounts for which Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Daniel Fleder	8	$1,623	0	$0	0	$0
Robert Gutmann	12	$8,126	0	$0	0	$0
Jason Lu	8	$1,623	0	$0	0	$0
Ross Stevens	12	$8,126	0	$0	0	$0

The table below identifies the number of accounts for which Mr. Fleder, Mr. Gutmann, Mr. Lu and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Daniel Fleder	0	$0	0	$0	0	$0
Robert Gutmann	0	$0	0	$0	0	$0
Jason Lu	0	$0	0	$0	0	$0
Ross Stevens	0	$0	0	$0	0	$0

Potential Conflicts of Interest

The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest. The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the funds in a manner that is equitable to each fund and in accordance with the amount being purchased or sold by each fund. Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across funds and to monitor whether any fund is systematically favored over time. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

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These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds may devote unequal time and attention to the management of those funds. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the funds as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds, the opportunity may be allocated among these several funds, which may limit the fund’s ability to take full advantage of the investment opportunity.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another client of the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which funds or other clients of the Adviser may participate in any particular investment opportunity will take into account the suitability of the investment opportunity for, and the strategy of, the applicable funds or other clients. It is possible that the Fund may be prevented from participating due to such investment opportunity being more appropriately within the primary strategy of another fund or other client of the Adviser.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds for which he exercises investment responsibility, or may decide that certain of the funds should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds. Similarly, the Adviser or its personnel may take positions that are different from those taken by one or more funds.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the funds that he manages. If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among funds (such as where certain funds pay higher management fees), a portfolio manager might be motivated to help certain funds over others. A portfolio manager might be motivated to favor

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funds in which he has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds that could most significantly benefit a portfolio manager.

(a)(3)

Information is provided as of October 31, 2016

As of October 31, 2016, portfolio managers receive a base salary and may also receive a bonus. Compensation of a portfolio manager is determined at the discretion of the Adviser. It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients. As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of client accounts that the portfolio managers manage. The Adviser reviews the compensation of each portfolio manager at least annually.

(a)(4)

As of October 31, 2016, the Portfolio Managers beneficially owned the following shares of the Fund noted:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Daniel Fleder	$10,001 - $50,000
Robert Gutmann	$10,001 - $50,000
Jason Lu	$1 - $10,000
Ross Stevens(1)	Over $1,000,000

(1) Beneficial ownership through the Adviser’s direct fund investments.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

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(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust III

By (Signature and Title)*              /s/ Ross Stevens

Ross Stevens, President

Date   2/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Ross Stevens

Ross Stevens, President

Date   2/6/2017

By (Signature and Title)*              /s/ Patrick Kelly

Patrick Kelly, Treasurer

Date   2/6/2017

* Print the name and title of each signing officer under his or her signature.

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